                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 29                  [X]
                             (File No. 333-69777)
                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 62                          [X]
                            (File No. 811-4298)
                       (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                  RiverSource Variable Life Separate Account

                               Name of Depositor:
                      RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Rodney J. Vessels, Esq.
                        50605 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [ ]   on (date) pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [X]   on May 1, 2007 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2007


RIVERSOURCE(SM)

VARIABLE UNIVERSAL LIFE IV
VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)
             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             Website address: riversource.com/lifeinsurance


             RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT


This prospectus contains information that you should know before investing in RiverSource Variable Universal Life IV (VUL IV) or RiverSource Variable Universal Life IV - Estate Series (VUL IV - ES). VUL IV - ES is a life insurance policy with an initial specified amount of $1,000,000.00 or more. All other policies are VUL IV policies. The information in this prospectus applies to both VUL IV - ES and VUL IV unless stated otherwise.

This prospectus describes the VUL IV and VUL IV - ES policies as revised in 2005. Appendix A identifies the date on which we first offered these revised policies in each state or jurisdiction. Where applicable, this prospectus also describes the policies owners received before the revised policies became available in their states or jurisdictions (prior policies).

The purpose of each policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

o     A fixed account to which we credit interest.

o     Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

o     Are NOT deposits or obligations of a bank or financial institution;

o Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency; and

o Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 1

TABLE OF CONTENTS

POLICY BENEFITS AND RISKS ..................................................   3
   Policy Benefits .........................................................   3
   Policy Risks ............................................................   7

   Fund Risks ..............................................................   9
FEE TABLES .................................................................  10
   Transaction Fees ........................................................  10
   Charges Other than Fund Operating Expenses ..............................  11
   Annual Operating Expenses of the Funds ..................................  15
LOADS, FEES AND CHARGES ....................................................  16
   Premium Expense Charge ..................................................  16
   Monthly Deduction .......................................................  16
   Surrender Charge ........................................................  17
   Partial Surrender Charge ................................................  17
   Mortality and Expense Risk Charge .......................................  18
   Annual Operating Expenses of the Funds ..................................  18
   Effect of Loads, Fees and Charges .......................................  18
   Other Information on Charges ............................................  18
RIVERSOURCE LIFE ...........................................................  18
THE VARIABLE ACCOUNT AND THE FUNDS .........................................  19
   Relationship Between Funds and Subaccounts ..............................  31
   Substitution of Investments .............................................  31
   Voting Rights ...........................................................  32
THE FIXED ACCOUNT ..........................................................  32
PURCHASING YOUR POLICY .....................................................  32
   Application .............................................................  32
   Premiums ................................................................  33
POLICY VALUE ...............................................................  33
   Fixed Account ...........................................................  33
   Subaccounts .............................................................  33
KEEPING THE POLICY IN FORCE ................................................  34
   Minimum Initial Premium Period ..........................................  34
   No Lapse Guarantees .....................................................  35
   Grace Period ............................................................  35
   Reinstatement ...........................................................  35
   Exchange Right ..........................................................  36
PROCEEDS PAYABLE UPON DEATH ................................................  36
   Change in Death Benefit Option ..........................................  37
   Changes in Specified Amount .............................................  37
   Charitable Giving Benefit ...............................................  38
   Misstatement of Age or Sex ..............................................  39
   Suicide .................................................................  39
   Beneficiary .............................................................  39
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS ........................  39
   Restrictions on Transfers ...............................................  39
   Fixed Account Transfer Policies .........................................  41
   Minimum Transfer Amounts ................................................  41
   Maximum Transfer Amounts ................................................  41
   Maximum Number of Transfers Per Year ....................................  41
   Automated Transfers .....................................................  41
   Automated Dollar-Cost Averaging .........................................  42
   Asset Rebalancing .......................................................  42
   Portfolio Navigator Asset Allocation Program ............................  43
POLICY LOANS ...............................................................  46
   Minimum Loan Amounts ....................................................  46
   Maximum Loan Amounts ....................................................  46
   Allocation of Loans to Accounts .........................................  46
   Repayments ..............................................................  46
   Overdue Interest ........................................................  46
   Effect of Policy Loans ..................................................  46
POLICY SURRENDERS ..........................................................  47
   Total Surrenders ........................................................  47
   Partial Surrenders ......................................................  47
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER ..........................  47
PAYMENT OF POLICY PROCEEDS .................................................  48
   Payment Options .........................................................  48
   Deferral of Payments ....................................................  48
FEDERAL TAXES ..............................................................  49
   RiverSource Life's Tax Status ...........................................  49
   Taxation of Policy Proceeds .............................................  49
   Modified Endowment Contracts ............................................  51
   Other Tax Considerations ................................................  51
   Split Dollar Arrangements ...............................................  52
DISTRIBUTION OF THE POLICY .................................................  53
LEGAL PROCEEDINGS ..........................................................  54
POLICY ILLUSTRATIONS .......................................................  55
KEY TERMS ..................................................................  64
FINANCIAL STATEMENTS .......................................................  65
APPENDIX A: POLICY AVAILABILITY BY JURISDICTION ............................  66


CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.


2 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

           POLICY BENEFIT                         WHAT IT MEANS                                  HOW IT WORKS
DEATH BENEFIT                          We will pay a benefit to the          The amount payable is the death benefit amount minus
                                       beneficiary of the policy when the    any indebtedness as of the death benefit valuation
                                       insured dies. Before the insured's    date. You may choose either of the following death
                                       attained insurance age 100, your      benefit options:
                                       policy's death benefit can never be
                                       less than the specified amount        OPTION 1 (LEVEL AMOUNT): If death is prior to the
                                       unless you change that amount or      insured's attained insurance age 100, the death
                                       your policy has outstanding           benefit amount is the greater of the following as
                                       indebtedness.                         determined on the death benefit valuation date:

                                                                             o     the specified amount; or

                                                                             o     a percentage of the policy value.

                                                                             OPTION 2 (VARIABLE AMOUNT): If death is prior to the
                                                                             insured's attained insurance age 100, the death
                                                                             benefit amount is the greater of the following as
                                                                             determined on the death benefit valuation date:

                                                                             o     the policy value plus the specified amount; or

                                                                             o     a percentage of the policy value.

                                                                             You may change the death benefit option or specified
                                                                             amount within certain limits, but doing so generally
                                                                             will affect policy charges.

                                                                             UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR
                                                                             AFTER THE INSURED'S ATTAINED INSURANCE AGE 100, THE
                                                                             DEATH BENEFIT AMOUNT WILL BE THE GREATER OF:

                                                                             o     the policy value on the death benefit valuation
                                                                                   date; or

                                                                             o     the policy value at the insured's attained
                                                                                   insurance age 100.
----------------------------------------------------------------------------------------------------------------------------------
CHARITABLE GIVING BENEFIT              For VUL IV - ES only, you may name    You may designate the charitable beneficiary at any
                                       an organization described in          time and change the charitable beneficiary once each
                                       Section 170(c) of the Code to         policy year by written request. There is no
                                       receive an amount equal to 1% of      additional charge for the charitable giving benefit.
                                       the policy's proceeds payable upon    We pay the charitable giving benefit from our assets;
                                       death up to a maximum of $100,000.    it is not deducted from the policy proceeds.
                                       Proceeds payable upon death do not
                                       include amounts paid under any
                                       Optional Insurance Benefits
                                       described below. Not available in
                                       all states.
----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 3

           POLICY BENEFIT                         WHAT IT MEANS                                  HOW IT WORKS

MINIMUM INITIAL                        Your policy will not lapse (end       MINIMUM INITIAL GUARANTEE PERIOD: A period of the
GUARANTEE PERIOD                       without value) if the Minimum         first five policy years during which you may choose
AND NO LAPSE                           Initial Guarantee Period or any of    to pay the minimum initial premium as long as the
GUARANTEES (NLG)*                      the NLG options are in effect, even   policy value minus indebtedness equals or exceeds
* IN ILLINOIS, REFERRED TO AS DEATH    if the cash surrender value is less   the monthly deduction.
  BENEFIT GUARANTEE (DBG).             than the amount needed to pay the
                                       monthly deduction.                    NO LAPSE GUARANTEES: Each policy has the following
                                                                             two NLG options which remain in effect if you meet
                                                                             certain premium requirements and indebtedness does
                                                                             not exceed the policy value minus surrender charges:


                                                                             o     NO LAPSE GUARANTEE TO AGE 70 (NLG-70)
                                                                                   guarantees the policy will not lapse before the
                                                                                   insured's attained insurance age 70 (or 10
                                                                                   years, if later).

                                                                             o     NO LAPSE GUARANTEE TO AGE 100 (NLG-100)
                                                                                   guarantees the policy will not lapse before the
                                                                                   insured's attained insurance age 100. The
                                                                                   NLG-100 is not available when you add an OIR to
                                                                                   your policy. This rule does not apply to prior
                                                                                   policies. (See Appendix A.)
----------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE PREMIUMS                      You choose when to pay premiums and   When you apply for your policy, you state how much
                                       how much premium to pay.              you intend to pay and whether you will pay
                                                                             quarterly, semiannually or annually. You may also
                                                                             make additional, unscheduled premium payments
                                                                             subject to certain limits. You cannot make premium
                                                                             payments on or after the insured's attained
                                                                             insurance age 100. We may refuse premiums in order
                                                                             to comply with the Code. Although you have
                                                                             flexibility in paying premiums, the amount and
                                                                             frequency of your payments will affect the policy
                                                                             value, cash surrender value and the length of time
                                                                             your policy will remain in force as well as affect
                                                                             whether any of the NLG options remain in effect.
----------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR                  You may return your policy for any    You may mail or deliver the policy to our home
POLICY ("FREE LOOK")                   reason and receive a full refund of   office or to your sales representative with a
                                       all premiums paid.                    written request for cancellation by the 10th day
                                                                             after you receive it (15th day in Colorado, 20th day
                                                                             in Idaho and North Dakota). On the date your request
                                                                             is postmarked or received, the policy will
                                                                             immediately be considered void from the start.

                                                                             Under our current administrative practice, your
                                                                             request to cancel the policy under the "Free Look"
                                                                             provision will be honored if received at our home
                                                                             office within 30 days from the latest of the
                                                                             following dates:

                                                                             o     The date we mail the policy from our office

                                                                             o     The policy date (only if the policy is issued
                                                                                   in force)

                                                                             o     The date your sales representative delivers the
                                                                                   policy to you as evidenced by our policy
                                                                                   delivery receipt, which you must sign and date.

                                                                             We reserve the right to change or discontinue this
                                                                             administrative practice at any time.
----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT                         For two years after the policy is     Because the policy itself offers a fixed return
                                       issued, you can exchange it for one   option, all you need to do is transfer all of the
                                       that provides benefits that do not    policy value in the subaccounts to the fixed
                                       vary with the investment return of    account. This exchange does not require our
                                       the subaccounts.                      underwriting approval. We do not issue a new policy.
                                                                             State restrictions may apply.
----------------------------------------------------------------------------------------------------------------------------------


4 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

           POLICY BENEFIT                         WHAT IT MEANS                                  HOW IT WORKS
INVESTMENT CHOICES                     You may direct your net premiums or
                                       transfer your policy's value to:

                                       o     THE VARIABLE ACCOUNT which      o     UNDER THE VARIABLE ACCOUNT your policy's value
                                             consists of subaccounts, each         may increase or decrease daily, depending on
                                             of which invests in a fund            the investment return. No minimum amount is
                                             with a particular investment          guaranteed.
                                             objective; or

                                       o     THE FIXED ACCOUNT which is our  o     THE FIXED ACCOUNT earns interest rates that we
                                             general investment account.           adjust periodically. This rate will never be
                                                                                   lower than 3%.(4% for prior policies. See
                                                                                   Appendix A.)
----------------------------------------------------------------------------------------------------------------------------------
SURRENDERS                             You may cancel the policy while it          The cash surrender value is the policy value
                                       is in force and receive its cash            minus indebtedness minus any applicable
                                       surrender value or take a partial           surrender charges. Partial surrenders are
                                       surrender out of your policy.               available within certain limits for a fee.
----------------------------------------------------------------------------------------------------------------------------------
LOANS                                  You may borrow against your policy's        Your policy secures the loan.
                                       cash surrender value.
----------------------------------------------------------------------------------------------------------------------------------

TRANSFERS                              You may transfer your policy's              You may transfer policy value from one
                                       value.                                      subaccount to another or between subaccounts
                                                                                   and the fixed account. You can also arrange for
                                                                                   automated transfers among the fixed account and
                                                                                   subaccounts. Certain restrictions may apply.

----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 5

           POLICY BENEFIT                         WHAT IT MEANS                                  HOW IT WORKS

OPTIONAL INSURANCE                     You may add optional benefits to      AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                               your policy, at an additional cost,
                                       in the form of riders (if you meet    o     ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS
                                       certain requirements). The amounts          (ABRTI): If the insured is terminally ill and
                                       of these benefits do not vary with          death is expected to occur within six months,
                                       investment experience of the                the rider provides that you can withdraw a
                                       variable account. Certain                   portion of the death benefit prior to death.
                                       restrictions apply and are clearly
                                       described in the applicable rider.    o     ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB
                                       These riders may not be available           provides an additional death benefit if the
                                       in all states.                              insured's death is caused by accidental injury.

                                                                             o     AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB
                                                                                   provides an increase in the specified amount at
                                                                                   a designated percentage on each policy
                                                                                   anniversary until insured's attained insurance
                                                                                   age 65.

                                                                             o     BASE INSURED RIDER (BIR): BIR provides an
                                                                                   additional level adjustable death benefit on
                                                                                   the base insured.

                                                                             o     CHILDREN'S INSURANCE RIDER (CIR): CIR provides
                                                                                   level term coverage on each eligible child.

                                                                             o     OTHER INSURED RIDER (OIR): OIR provides a
                                                                                   level, adjustable death benefit on the life of
                                                                                   each other insured covered. Adding this rider to
                                                                                   your policy will cause the loss of the policy's
                                                                                   No Lapse Guarantee to Age 100. This rule does
                                                                                   not apply to prior policies. (See Appendix A.)

                                                                             o     WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under
                                                                                   the WMD, we will waive the monthly deduction if
                                                                                   the insured becomes totally disabled before
                                                                                   attained insurance age 60.

                                                                                   In addition for policies purchased on or after
                                                                                   Feb. 21, 2005 and if available in your state or
                                                                                   jurisdiction:

                                                                             o     If total disability begins on or after attained
                                                                                   insurance age 60 but before attained insurance
                                                                                   age 65, the monthly deduction will be waived
                                                                                   only for a limited period of time; and

                                                                             o     WMD also includes a waiver for involuntary
                                                                                   unemployment benefit where monthly deductions
                                                                                   may be waived up to 12 months. Ask your sales
                                                                                   representative about the terms of the WMD
                                                                                   available in your state or jurisdiction.

                                                                             o     WAIVER OF PREMIUM RIDER (WP): If the insured
                                                                                   becomes totally disabled before attained
                                                                                   insurance age 60, prior to attained insurance
                                                                                   age 65 we will add the monthly-specified
                                                                                   premium shown in the policy to the policy
                                                                                   value, or waive the monthly deduction if
                                                                                   higher. On and after attained insurance age 65
                                                                                   the monthly deduction will be waived. If total
                                                                                   disability begins on or after attained
                                                                                   insurance age 60 but before attained insurance
                                                                                   age 65, the addition of the monthly-specified
                                                                                   premium or the waiver of the monthly deduction
                                                                                   will be for a limited period of time. WP also
                                                                                   includes a waiver for involuntary unemployment
                                                                                   benefit where monthly deductions may be waived
                                                                                   up to 12 months. The involuntary unemployment
                                                                                   benefit may not be available in all states.

----------------------------------------------------------------------------------------------------------------------------------


6 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

POLICY RISKS

            POLICY RISK                          WHAT IT MEANS                                 WHAT CAN HAPPEN
INVESTMENT RISK                       You direct your net premiums or       o     You can lose cash values due to adverse
                                      transfer your policy's value to a           investment experience. No minimum amount is
                                      subaccount that drops in value.             guaranteed under the subaccounts of the variable
                                                                                  account.

                                                                            o     Your death benefit under Option 2 may be lower
                                                                                  due to adverse investment experience.


                                                                            o     Your policy could lapse due to adverse
                                                                                  investment experience if neither the Minimum
                                                                                  Initial Premium Period nor any of the NLG
                                                                                  options are in effect and you do not pay the
                                                                                  premiums needed to maintain coverage.

                                      --------------------------------------------------------------------------------------------
                                      You transfer your policy's value      o     The value of the subaccount from which you
                                      between subaccounts.                        transferred could increase while the value of
                                                                                  the subaccount to which you transferred could
                                                                                  decrease.
----------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY                The policy is not suitable as a       o     If you are unable to afford the premiums needed
VALUES IN EARLY YEARS                 short-term investment.                      to keep the policy in force for a long period of
                                                                                  time, your policy could lapse with no value.
                                      --------------------------------------------------------------------------------------------
                                      Your policy has little or no cash     o     Surrender charges apply to the policy for the
                                      surrender value in the early policy         first ten policy years. Surrender charges can
                                      years.                                      significantly reduce policy value. Poor
                                                                                  investment performance can also significantly
                                                                                  reduce policy values. During early policy years
                                                                                  the cash surrender value may be less than the
                                                                                  premiums you pay for the policy.
                                      --------------------------------------------------------------------------------------------
                                      Your ability to take partial          o     You cannot take partial surrenders during the
                                      surrenders is limited.                      first policy year.
----------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK                            You do not pay the premiums needed    o     We will not pay a death benefit if your policy
                                      to maintain coverage.                       lapses.
                                      --------------------------------------------------------------------------------------------
                                      Your policy may lapse due to          o     Surrender charges affect the surrender value,
                                      surrender charges.                          which is a measure we use to determine whether
                                                                                  your policy will enter a grace period (and
                                                                                  possibly lapse). A partial surrender will reduce
                                                                                  the policy value, will reduce the death benefit
                                                                                  and may terminate any of the NLG options.
                                      --------------------------------------------------------------------------------------------
                                      You take a loan against your policy.  o     Taking a loan increases the risk that your
                                                                                  policy will lapse, will have a permanent effect
                                                                                  on the policy value, will reduce the death
                                                                                  benefit and may terminate any of the NLG
                                                                                  options.

                                                                            o     The lapse may have adverse tax consequences.
                                      --------------------------------------------------------------------------------------------
                                      Your policy can lapse due to poor     o     Your policy could lapse due to adverse
                                      investment performance.                     investment experience if neither the Minimum
                                                                                  Initial Guarantee Period nor any of the NLG
                                                                                  options are in effect and you do not pay premium
                                                                                  needed to maintain coverage.
----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 7

            POLICY RISK                          WHAT IT MEANS                                 WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK             You drop another policy to buy this   o     You may pay surrender charges on the policy you
                                      one.                                        drop.

                                                                            o     This policy has surrender charges which may
                                                                                  extend beyond those in the policy you drop.

                                                                            o     You will be subject to new incontestability and
                                                                                  suicide periods.

                                                                            o     You may be in a higher insurance risk rating
                                                                                  category now and you may pay higher premiums.


                                                                            o     If you drop the policy, if not part of an
                                                                                  exchange under Section 1035 of the Code, there
                                                                                  may be adverse tax consequences if your total
                                                                                  policy value (before any loans) exceeds your
                                                                                  investment in the policy.

                                                                            o     If you drop the policy, as part of an exchange
                                                                                  under Section 1035 of the Code and there is a
                                                                                  loan on the policy, there may be adverse tax
                                                                                  consequences if your total policy value (before
                                                                                  the loan) exceeds your investment in the policy.
                                      --------------------------------------------------------------------------------------------
                                      You use cash values or dividends      o     If you borrow from another policy to buy this
                                      from another policy to buy this one.        one, the loan reduces the death benefit on the
                                                                                  other policy. If you fail to repay the loan and
                                                                                  accrued interest, you could lose the other
                                                                                  coverage and you may be subject to income tax if
                                                                                  the policy lapses or is surrendered with a loan
                                                                                  against it.

                                                                            o     If the exchange does not qualify as an exchange
                                                                                  under Section 1035 of the Code, there may be
                                                                                  adverse tax consequences.
----------------------------------------------------------------------------------------------------------------------------------
TAX RISK                              Certain changes you make to the       o     Federal income tax on earnings will apply to
                                      policy may cause it to become a             surrenders or loans from a modified endowment
                                      "modified endowment contract" for           contract or an assignment or pledge of a
                                      federal income tax purposes.                modified endowment contract. Earnings come out
                                                                                  first on surrenders or loans from a modified
                                                                                  endowment contract or an assignment of a
                                                                                  modified endowment contract. If you are under
                                                                                  age 59 1/2, a 10% penalty tax also may apply to
                                                                                  these earnings.
                                      --------------------------------------------------------------------------------------------
                                      If your policy lapses or is fully     o     You will be taxed on any earnings generated in
                                      surrendered with an outstanding             the policy -- earnings in policy cash value and
                                      policy loan, you may experience a           earnings previously taken via existing loans. It
                                      significant tax risk, especially if         could be the case that a policy with a
                                      your policy is not a modified               relatively small existing cash value could have
                                      endowment contract.                         significant earnings that will be taxed upon
                                                                                  lapse or surrender of the policy.
                                      --------------------------------------------------------------------------------------------
                                      Congress may change current tax law   o     You could lose any or all of the specific
                                      at any time.                                federal income tax attributes and benefits of
                                                                                  life insurance policies including tax-deferred
                                      The interpretation of current tax           accrual of cash values, your ability to take
                                      law is subject to change by the             non-taxable distributions from the policy and
                                      Internal Revenue Service (IRS) or           income tax free death benefits.
                                      the courts at any time.
                                      --------------------------------------------------------------------------------------------
                                      The policy may fail to qualify as     o     Income on the policy (as defined in Section
                                      life insurance for federal income           7702(g) of the Code) is taxable as ordinary
                                      tax purposes.                               income. Your beneficiary may have to pay income
                                                                                  tax on part or all of the death benefit.

----------------------------------------------------------------------------------------------------------------------------------


8 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

            POLICY RISK                          WHAT IT MEANS                                 WHAT CAN HAPPEN

TAX RISK (CONTINUED)                  The IRS may determine that you, not   o     You may be taxed on the income of each
                                      the Variable Account, are the owner         subaccount to the extent of your investment.
                                      of the fund shares held by our
                                      Variable Account.
                                      --------------------------------------------------------------------------------------------
                                      You may buy this policy to fund a     o     The tax-deferred accrual of cash values
                                      tax-deferred retirement plan. The           provided by the policy is unnecessary because
                                      investments in the subaccount are           tax deferral is provided by the tax-deferred
                                      not adequately diversified.                 retirement plan.

                                                                            o     If a policy fails to qualify as a life
                                                                                  insurance policy because it is not adequately
                                                                                  diversified, the policyholder must include in
                                                                                  gross income the "income on the contract" (as
                                                                                  defined in Section 7702(g) of the Code).

----------------------------------------------------------------------------------------------------------------------------------

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

LIMITATIONS ON USE OF THE POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 9

FEE TABLES*

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES

                                                                                      AMOUNT DEDUCTED
          CHARGE              WHEN CHARGE IS DEDUCTED                   VUL IV                              VUL IV - ES
PREMIUM EXPENSE CHARGE        When you pay premium.     5% of each premium payment.              5% of each premium payment.
------------------------------------------------------------------------------------------------------------------------------------

SURRENDER CHARGE**            When you surrender        Rate per $1,000 of initial specified     Rate per $1,000 of initial
                              your policy for its       amount:                                  specified amount:
                              full cash surrender
                              value, or the policy      MINIMUM:                                 MINIMUM:
                              lapses, during the        $5.11 -- Female, Standard, Age 1         $5.11 -- Female, Standard, Age 1
                              first ten years and
                              for ten years after       MAXIMUM:                                 MAXIMUM:
                              requesting an increase    $47.51 -- Male, Standard                 $47.51 -- Male, Standard
                              in the specified          Tobacco, Age 85                          Tobacco, Age 85
                              amount.

                                                        REPRESENTATIVE INSURED:                  REPRESENTATIVE INSURED:
                                                        $9.01 -- Male, Preferred                 $10.42 -- Male, Preferred
                                                        Nontobacco, Age 35                       Nontobacco, Age 40

------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE         When you surrender        The lesser of:                           The lesser of:
                              part of the value of
                              your policy.              o  $25; or                               o  $25; or

                                                        o  2% of the amount surrendered.         o  2% of the amount surrendered.

------------------------------------------------------------------------------------------------------------------------------------
ACCELERATED BENEFIT RIDER     Upon payment of              GUARANTEED: The greater of $300 or    GUARANTEED: The greater of $300
FOR TERMINAL ILLNESS          Accelerated Benefit.         1% of the Initial Accelerated         or 1% of the Initial Accelerated
CHARGE                                                     Benefit per payment.                  Benefit per payment.

                                                           CURRENT: $0 per payment.              CURRENT: $0 per payment.

------------------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND     When we pay policy        o  $15 -- United States                  $15 -- United States
ELECTRONIC FUND TRANSFERS     proceeds by express
OF LOAN PAYMENTS AND          mail or electronic        o  $30 -- International                  $30 -- International
SURRENDERS                    fund transfer.

------------------------------------------------------------------------------------------------------------------------------------

 * In prior policies, the "Standard tobacco" risk classification was the "Smoker" risk classification and the "Preferred nontobacco" risk classification was the "Preferred nonsmoker" risk classification. (See
      Appendix A.)

** This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay.
      For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


10 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

                                                                                      AMOUNT DEDUCTED
          CHARGE              WHEN CHARGE IS DEDUCTED                   VUL IV                               VUL IV - ES
COST OF INSURANCE CHARGES*    Monthly.                  Monthly rate per $1,000 of net amount    Monthly rate per $1,000 of net
                                                        at risk:                                 amount at risk:

                                                        MINIMUM:                                 MINIMUM:
                                                        $.06 -- Female, Standard, Age 10,        $.06 -- Female, Standard, Age 10,
                                                        Duration 1                               Duration 1

                                                        MAXIMUM:                                 MAXIMUM:
                                                        $83.33 -- Male, Standard                 $83.33 -- Male, Standard
                                                        Tobacco, Attained Insurance              Tobacco, Attained Insurance
                                                        Age 99                                   Age 99

                                                        REPRESENTATIVE INSURED:                  REPRESENTATIVE INSURED:
                                                        $.14 -- Male, Preferred Nontobacco,      $.20 -- Male, Preferred Nontobacco,
                                                        Age 35, Duration 1                       Age 40, Duration 1

------------------------------------------------------------------------------------------------------------------------------------
POLICY FEE                    Monthly.                  GUARANTEED:                              GUARANTEED:
                                                        $7.50 per month.                         $7.50 per month.

                                                        CURRENT:                                 CURRENT: $0 per month.
                                                        $7.50 per month for initial specified
                                                        amounts below $250,000; and $0 per
                                                        month for initial specified amounts
                                                        of $250,000 and above.

------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE         Daily.                    GUARANTEED:                              GUARANTEED:
RISK CHARGE
                                                        .90% of the average daily net asset      .90% of the average daily net
                                                        value of the subaccounts for all         asset value of the subaccounts for
                                                        policy years                             all policy years

                                                        CURRENT:                                 CURRENT:

                                                        o  .90% for policy years 1-10;           o  .90% for policy years 1-10;

                                                        o  .45% for policy years 11-20; and      o  .30% for policy years 11-20; and

                                                        o  .30% for policy years 21 and after.   o  .20% for policy years 21 and
                                                                                                    after.

------------------------------------------------------------------------------------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay.
      For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 11

                                                                                      AMOUNT DEDUCTED
          CHARGE              WHEN CHARGE IS DEDUCTED                   VUL IV                              VUL IV - ES
INTEREST RATE ON LOANS        Charged daily and due     GUARANTEED:                              GUARANTEED:
                              at the end of the         5% per year.                             5% per year.
                              policy year.

                                                        CURRENT:                                 CURRENT:
                                                        o  5% for policy years 1-10;             o  5% for policy years 1-10;

                                                        o  3% for policy years 11+.              o  3% for policy years 11+.

                                                        For prior policies: (See Appendix A.)

                                                        GUARANTEED:                              GUARANTEED:
                                                        6% per year.                             6% per year.

                                                        CURRENT:                                 CURRENT:
                                                        o  6% for policy years 1-10;             o  6% for policy years 1-10;

                                                        o  4% for policy years 11+.              o  4% for policy years 11+.

------------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE ON PAYMENTS     Annually, payable at      GUARANTEED:
UNDER ACCELERATED BENEFIT     the end of each policy    o  As set forth immediately above for that part of the Accelerated Benefit
RIDER FOR TERMINAL ILLNESS    year.                        which does not exceed the policy value available for loan when an
(ABRTI)                                                    Accelerated Benefit is requested.

                                                        o  For that part of an Accelerated Benefit which exceeds the policy value available for loan when the Accelerated Benefit is requested, the greater of the current yield on 90 day Treasury bills or the current maximum statutory adjustable policy loan interest rate expressed as an annual effective rate.

------------------------------------------------------------------------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT      Monthly.                  Monthly rate per $1,000 of               Monthly rate per $1,000 of
RIDER (ADB)*                                            accidental death benefit                 accidental death benefit
                                                        amount:                                  amount:

                                                        MINIMUM:                                 MINIMUM:
                                                        $.04 -- Female, Age 5                    $.04 -- Female, Age 5

                                                        MAXIMUM:                                 MAXIMUM:
                                                        $.16 -- Male, Age 69                     $.16 -- Male, Age 69

                                                        REPRESENTATIVE INSURED:                  REPRESENTATIVE INSURED:
                                                        $.08 -- Male, Preferred                  $.08 -- Male, Preferred
                                                        Nontobacco, Age 35                       Nontobacco, Age 40

------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC INCREASE            No charge.                No charge for this rider, however,       No charge for this rider,
BENEFIT RIDER (AIB)                                     the additional insurance added by the    however, the additional insurance
                                                        rider is subject to monthly cost of      added by the rider is subject to
                                                        insurance charges.                       monthly cost of insurance charges.

------------------------------------------------------------------------------------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay.
      For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


12 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

                                                                                      AMOUNT DEDUCTED
          CHARGE              WHEN CHARGE IS DEDUCTED                   VUL IV                              VUL IV - ES
BASE INSURED RIDER (BIR)*     Monthly.                  Monthly rate per $1,000 of base          Monthly rate per $1,000 of base
                                                        insured rider specified amount:          insured rider specified amount:

                                                        MINIMUM:                                 MINIMUM:
                                                        $.06 -- Female, Standard,                $.06 -- Female, Standard,
                                                        Age 10, Duration 1                       Age 10, Duration 1

                                                        MAXIMUM:                                 MAXIMUM:
                                                        $83.33 -- Male, Standard                 $83.33 -- Male, Standard
                                                        Tobacco, Age 99                          Tobacco, Age 99

                                                        REPRESENTATIVE INSURED:                  REPRESENTATIVE INSURED:
                                                        $.14 -- Male, Preferred                  $.20 -- Male, Preferred
                                                        Nontobacco, Age 35,                      Nontobacco, Age 40,
                                                        Duration 1                               Duration 1

------------------------------------------------------------------------------------------------------------------------------------
CHILDREN'S INSURANCE          Monthly.                  Monthly rate per $1,000 of CIR           Monthly rate per $1,000 of CIR
RIDER (CIR)                                             specified amount:                        specified amount:
                                                        $.58                                     $.58

------------------------------------------------------------------------------------------------------------------------------------
OTHER INSURED RIDER (OIR)*    Monthly.                  Monthly rate per $1,000 of               Monthly rate per $1,000 of
                                                        OIR specified amount:                    OIR specified amount:

                                                        MINIMUM:                                 MINIMUM:
                                                        $.06 -- Female, Standard,                $.06 -- Female, Standard,
                                                        Age 10, Duration 1                       Age 10, Duration 1

                                                        MAXIMUM:                                 MAXIMUM:
                                                        $83.33 -- Male, Standard                 $83.33 -- Male, Standard
                                                        Tobacco, Age 99                          Tobacco, Age 99

                                                        REPRESENTATIVE INSURED:                  REPRESENTATIVE INSURED:
                                                        $.14 -- Male, Preferred                  $.20 -- Male, Preferred
                                                        Nontobacco, Age 35,                      Nontobacco, Age 40,
                                                        Duration 1                               Duration 1

------------------------------------------------------------------------------------------------------------------------------------
WAIVER OF MONTHLY             Monthly.                  For policies purchased on or after       For policies purchased on or
DEDUCTION RIDER (WMD)*                                  Feb. 21, 2005, and if available in       after Feb. 21, 2005, and if
                                                        your state or jurisdiction (See          available in your state or
                                                        Appendix A):                             jurisdiction (See Appendix A):

                                                        Monthly rate per $1,000 of net amount    Monthly rate per $1,000 of net
                                                        risk plus the BIR specified amount and   amount of risk plus the BIR
                                                        the OIR specified amounts if             specified amount and the OIR
                                                        applicable:                              specified amounts if applicable:

                                                        MINIMUM:                                 MINIMUM:
                                                        $.00692 - Female,                        $.00692 - Female,
                                                        Nontobacco, Age 20                       Nontobacco, Age 20

                                                        MAXIMUM:                                 MAXIMUM:
                                                        $.34212 - Male,                          $.34212 - Male,
                                                        Standard Tobacco, Age 59                 Standard Tobacco, Age 59

                                                        REPRESENTATIVE INSURED:                  REPRESENTATIVE INSURED:
                                                        $.04009 - Male,                          $.01899 - Male,
                                                        Preferred Nontobacco, Age 35             Preferred Nontobacco, Age 40

------------------------------------------------------------------------------------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay.
      For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 13

                                                                                      AMOUNT DEDUCTED
           CHARGE             WHEN CHARGE IS DEDUCTED                   VUL IV                               VUL IV - ES
WAIVER OF MONTHLY             Monthly.                  For all other policies:                  For all other policies:
DEDUCTION RIDER (WMD)*
(CONTINUED)                                             Monthly rate per $1,000 of net amount    Monthly rate per $1,000 of net
                                                        of risk plus the BIR specified amount    amount risk plus the BIR specified
                                                        and the OIR specified amounts if         amount and the OIR specified
                                                        applicable.                              amounts if applicable.

                                                        MINIMUM:                                 MINIMUM:
                                                        $.01 - Female,                           $.01 - Female,
                                                        Standard, Age 5                          Standard, Age 5

                                                        MAXIMUM:                                 MAXIMUM:
                                                        $.28 - Male,                             $.28 - Male,
                                                        Standard Tobacco, Age 59                 Standard Tobacco, Age 59

                                                        REPRESENTATIVE INSURED:                  REPRESENTATIVE INSURED:
                                                        $.02 - Male,                             $.02 - Male,
                                                        Preferred Nontobacco, Age 35             Preferred Nontobacco, Age 40

                                                        If you have a CIR, there will be an      If you have a CIR, there will be
                                                        additional charge of $.02 per month      an additional charge of $.02 per
                                                        per $1,000 of the CIR specified          month per $1,000 of the CIR
                                                        amount.                                  specified amount.

------------------------------------------------------------------------------------------------------------------------------------
WAIVER OF PREMIUM             Monthly.                  Monthly rate multiplied by the           Monthly rate multiplied by the
RIDER (WP)*                                             greater of the monthly-specified         greater of the monthly-specified
                                                        premium selected for the rider or the    premium selected for the rider or
                                                        monthly deduction for the policy and     the monthly deduction for the
                                                        any other riders attached to the         policy and any other riders
                                                        policy.                                  attached to the policy.

                                                        MINIMUM:                                 MINIMUM:
                                                        $.03206 - Male,                          $.03206 - Male,
                                                        Nontobacco, Age 20                       Nontobacco, Age 20

                                                        MAXIMUM:                                 MAXIMUM:
                                                        $.40219 - Female,                        $.40219 - Female,
                                                        Standard Tobacco, Age 59                 Standard Tobacco, Age 59

                                                        REPRESENTATIVE INSURED:                  REPRESENTATIVE INSURED:
                                                        $.04009 - Male,                          $.04649 - Male,
                                                        Preferred Nontobacco, Age 35             Preferred Nontobacco, Age 40

------------------------------------------------------------------------------------------------------------------------------------

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay.
      For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


14 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS [TO BE UPDATED BY ACCOUNTING]

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                  MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements    0.53%     1.69%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                    GROSS TOTAL
                                     MANAGEMENT  12b-1     OTHER       ANNUAL
                                        FEES      FEES    EXPENSES    EXPENSES


* The funds provided information on their expenses, and we have not independently verified the information.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 15

LOADS, FEES AND CHARGES


Policy charges primarily compensate us for:

o     providing the insurance benefits of the policy;

o     issuing the policy;

o     administering the policy;

o     assuming certain risks in connection with the policy; and

o     distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. It also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary and some states may not impose any tax on premiums we receive.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.    the cost of insurance for the policy month;

2.    the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which you want us to take the monthly deduction, or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if any of the NLG options are in effect or the Minimum Initial Guarantee Period is in effect and the premium payment requirements have been met. (See "No Lapse Guarantees," "Minimum Initial Guarantee Period," "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION

1. COST OF INSURANCE: primarily, this is the cost of providing the death benefit under your policy. It depends on:

      o     the amount of the death benefit;

      o     the policy value; and

      o     the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a x (b - c)] + d where:


      "a" IS THE MONTHLY COST OF INSURANCE RATE based on the insured's insurance age, duration, sex (unless unisex rates are required by law) and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.


            We set the rates based on our expectations as to future mortality experience. Our current monthly cost of insurance rates are less than the maximum monthly cost of insurance rates guaranteed in the policy. We reserve the right to change rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


      "b" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).



16 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

      "c" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders with the exception of the WMD as it applies to the base policy.

      "d" IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.


2. POLICY FEE: $7.50 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above for VUL IV; $0 per month for VUL IV - ES. This charge primarily reimburses us for expenses associated with issuing the policy, such as processing the application (mostly underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month for either policy.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables --Charges Other than Fund Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE*

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.

The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for VUL IV and VUL IV - ES. For VUL IV, we assume a male, insurance age 35 qualifying for preferred nontobacco rates and a specified amount to be $300,000. For VUL IV - ES, we assume a male, insurance age 40 qualifying for preferred nontobacco rates and a specified amount to be $2,000,000.

LAPSE OR SURRENDER                                MAXIMUM SURRENDER CHARGE FOR:
AT BEGINNING OF YEAR                                  VUL IV       VUL IV - ES
          1                                       $ 2,703.00    $ 20,840.00.00
          2                                         2,703.00      20,840.00.00
          3                                         2,703.00      20,840.00.00
          4                                         2,703.00      20,840.00.00
          5                                         2,703.00      20,840.00.00
          6                                         2,703.00      20,840.00.00
          7                                         2,162.40         16,672.00
          8                                         1,621.80         12,504.00
          9                                         1,081.20          8,336.00
         10                                           540.60          4,168.00
         11                                             0.00              0.00

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

* In prior policies, the "preferred nontobacco" risk classification was the "preferred nonsmoker" risk classification. (See Appendix A.)

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 17

MORTALITY AND EXPENSE RISK CHARGE

We deduct this charge from the subaccounts. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years. For years 11-20 this charge equals .45% for VUL IV and .30% for VUL IV - ES. For years 21 and after, this charge equals .30% for VUL IV and .20% for VUL IV - ES. We reserve the right to charge up to .90% for both VUL IV and VUL IV - ES for all policy years. Computed daily, the charge primarily compensates us for:

o MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

o     cost of insurance charges;

o     surrender charges;

o     cost of optional insurance benefits;

o     policy fees;

o     mortality and expense risk charges; and

o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


18 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts" - Portfolio Navigator Asset Allocation Program (PN Program) (available June 8,
      2007)") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.

o FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 19

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliate issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts and their affiliates paid us or our affiliates in 2006.

      Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

      The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy ("Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including, but not limited to:


      o Compensating, training and educating sales representatives who sell the policies.

      o Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to policy owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


20 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:

-------------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital                Growth of capital. Invests principally in common       A I M Advisors, Inc.
Appreciation Fund,              stocks of companies likely to benefit from new or
Series II Shares(1)             innovative products, services or processes as well
                                as those with above-average long-term growth and
                                excellent prospects for future growth. The fund can
                                invest up to 25% of its total assets in foreign
                                securities that involve risks not associated with
                                investing solely in the United States.

-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                Long-term growth of capital. Invests primarily in      A I M Advisors, Inc.
Development Fund,               securities (including common stocks, convertible
Series II Shares(1)             securities and bonds) of small- and medium-sized
                                companies. The Fund may invest up to 25% of its
                                total assets in foreign securities.

-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund,         Capital growth. Invests at least 65% of its net        A I M Advisors, Inc.
Series I Shares(1)              assets primarily in common stocks of mid-sized
                                companies, companies included in the Russell
                                Midcap(R) Growth Index at the time of purchase. The
                                Fund also has the flexibility to invest in other
                                types of securities, including preferred stocks,
                                convertible securities and bonds.

-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial              Capital growth. Actively managed. Invests at least     A I M Advisors, Inc.
Services Fund,                  80% of its net assets in the equity securities and
Series I Shares(1)              equity-related instruments of companies involved in
                                the financial services sector. These companies
                                include, but are not limited to, banks, insurance
                                companies, investment and miscellaneous industries
                                (asset managers, brokerage firms, and
                                government-sponsored agencies and suppliers to
                                financial services companies).

-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International          Long-term growth of capital. Invests primarily in a    A I M Advisors, Inc.
Growth Fund,                    diversified portfolio of international equity
Series II Shares(3)             securities, whose issuers are considered to have
                                strong earnings momentum. The fund may invest up to
                                20% of its total assets in security issuers located
                                in developing countries and in securities
                                exchangeable for or convertible into equity
                                securities of foreign companies.

-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology             Capital growth. The Fund is actively managed.          A I M Advisors, Inc.
Fund, Series I Shares(1)        Invests at least 80% of its net assets in equity
                                securities and equity-related instruments of
                                companies engaged in technology-related industries.
                                These include, but are not limited to, various
                                applied technologies, hardware, software,
                                semiconductors, telecommunications equipment and
                                services, and service-related companies in
                                information technology. Many of these products and
                                services are subject to rapid obsolescence, which
                                may lower the market value of securities of the
                                companies in this sector.

-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein               Long-term growth of capital. Invests primarily in      AllianceBernstein L.P.
VPS Growth and Income           dividend-paying common stocks of large,
Portfolio (Class B)(1)          well-established, "blue chip" companies.


-------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 21

-------------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Long-term growth of capital. Invests primarily in a    AllianceBernstein L.P.
VPS International Value         diversified portfolio of equity securities of
Portfolio (Class B)(1)          established companies selected from more than 40
                                industries and from more than 40 developed and
                                emerging market countries.

-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS           Long-term growth of capital. Invests primarily in      AllianceBernstein L.P.
Large Cap Growth                equity securities of U.S. companies. Unlike most
Portfolio (Class B)(3)          equity funds, the Portfolio focuses on a relatively
                                small number of intensively researched companies.

-------------------------------------------------------------------------------------------------------------------------------
American Century                Capital growth. Invests primarily in stocks of         American Century Global Investment
VP International, Class II(1)   growing foreign companies in developed countries.      Management, Inc.

-------------------------------------------------------------------------------------------------------------------------------
American Century                Long-term capital growth, with income as a             American Century Investment Management,
VP Value, Class II(1)           secondary objective. Invests primarily in stocks of    Inc.
                                companies that management believes to be undervalued
                                at the time of purchase.

-------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series,        Income and capital growth. Invests primarily in        Calvert Asset Management Company, Inc.
Inc. Social Balanced            stocks, bonds and money market instruments which       (CAMCO), investment adviser. SsgA Funds
Portfolio(1)                    offer income and capital growth opportunity and        Management, Inc. and New Amsterdam
                                which satisfy the investment and social criteria.      Partners, LLP are the investment
                                                                                       subadvisers.

-------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield             High level of current income with capital              Columbia Management Advisors, LLC
Fund, Variable Series,          appreciation as a secondary objective when
Class B(2),(3)                  consistent with the goal of high current income.
                                The Fund normally invests at least 80% of its net
                                assets (plus any borrowings for investment
                                purposes) in high yielding corporate debt
                                securities, such as bonds, debentures and notes
                                that are rated below investment which the Fund's
                                investment advisor has determined to be of
                                comparable quality. No more than 10% of the Fund's
                                total assets will normally be invested in
                                securities rated CCC or lower by S&P or Caa or
                                lower by Moody's.

-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust             Total Return invests in commodity-linked derivative    Credit Suisse Asset Management, LLC
Commodity Return                instruments backed by a portfolio of fixed-income
Strategy Portfolio(3)           securities. The portfolio invests in
                                commodity-linked derivative instruments, such as
                                commodity-linked notes, swap agreements, commodity
                                options, futures and options on futures that
                                provide exposure to the investment returns of the
                                commodities markets without investing directly in
                                physical commodities.

-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating         High level of current income. Non-diversified          Eaton Vance Management
Rate - Income Fund(3)           mutual fund that normally invests primarily in
                                senior floating rate loans ("Senior Loans"). Senior
                                Loans typically are of below investment grade
                                quality and have below investment grade credit
                                ratings, which ratings are associated with having
                                high risk, speculative characteristics. Investments
                                are actively managed, and may be bought or sold on
                                a daily basis (although loans are generally held
                                until repaid). The investment adviser's staff
                                monitors the credit quality of the Fund holdings,
                                as well as other investments that are available.
                                The Fund may invest up to 25% of its total assets
                                in foreign securities and may engage in certain
                                hedging transactions.

-------------------------------------------------------------------------------------------------------------------------------


22 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------

Evergreen VA                    Capital growth with the potential for current          Evergreen Investment Management Company,
Fundamental                     income. Invests in primarily common stocks of          LLC
Large Cap Fund -                large U.S. companies whose market capitalizations
Class 2(1)                      measured at time of purchase fall within the range
                                tracked by the Russell 1000(R) Index.

-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)   Seeks long-term capital appreciation. Normally         Fidelity Management & Research Company
Portfolio Service               invests primarily in common stocks. Invests in         (FMR), investment manager; FMR U.K. and
Class 2(3)                      securities of companies whose value it believes is     FMR Far East, sub-investment advisers.
                                not fully recognized by the public. Invests in
                                either "growth" stocks or "value" stocks or both.
                                The fund invests in domestic and foreign issuers.

-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &        Seeks high total return through a combination of       Fidelity Management & Research Company
Income Portfolio Service        current income and capital appreciation. Normally      (FMR), investment manager; FMR U.K., FMR
Class 2(1)                      invests a majority of assets in common stocks with     Far East, sub-investment advisers.
                                a focus on those that pay current dividends and
                                show potential for capital appreciation. May
                                invest in bonds, including lower-quality debt
                                securities, as well as stocks that are not
                                currently paying dividends, but offer prospects
                                for future income or capital appreciation. Invests
                                in domestic and foreign issuers. The Fund invests
                                in either "growth" stocks or "value" stocks or
                                both.

-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap         Long-term growth of capital. Normally invests          FMR, investment manager; FMR U.K., FMR
Portfolio Service Class 2(1)    primarily in common stocks. Normally invests at        Far East, sub-investment advisers.
                                least 80% of assets in securities of companies
                                with medium market capitalizations. May invest in
                                companies with smaller or larger market
                                capitalizations. Invests in domestic and foreign
                                issuers. The Fund invests in either "growth" or
                                "value" common stocks or both.

-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas        Long-term growth of capital. Normally invests          FMR, investment manager; FMR U.K., FMR
Portfolio Service Class 2(1)    primarily in common stocks of foreign securities.      Far East, Fidelity International
                                Normally invests at least 80% of assets in             Investment Advisors (FIIA) and FIIA
                                non-U.S. securities.                                   U.K., sub-investment advisers.

-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin                 Seeks capital appreciation, with current income as     Franklin Advisers, Inc.
Real Estate Fund -              a secondary goal. The Fund normally invests at
Class 2(1)                      least 80% of its net assets in investments of
                                companies operating in the real estate sector.

-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small           Seeks long-term total return. The Fund normally        Franklin Advisory Services, LLC
Cap Value Securities            invests at least 80% of its net assets in
Fund - Class 2(1)               investments of small capitalization companies, and
                                invests primarily to predominantly in equity
                                securities. For this Fund, small-capitalization
                                companies are those with market capitalization
                                values not exceeding $2.5 billion, at the time of
                                purchase.

-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares            Seeks capital appreciation, with income as a           Franklin Mutual Advisers, LLC
Securities Fund -               secondary goal. The Fund normally invests mainly
Class 2(1)                      in equity securities that the manager believes are
                                undervalued. The Fund normally invests primarily
                                in undervalued stocks and to a lesser extent in
                                risk arbitrage securities and distressed companies.

-------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 23

-------------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs                   The Goldman Sachs VIT Mid Cap Value Fund seeks         Goldman Sachs Asset Management, L.P.
VIT Mid Cap                     long-term capital appreciation. The Fund invests,
Value Fund(1)                   under normal circumstances, at least 80% of its net
                                assets plus any borrowings for investment purposes
                                (measured at time of purchase)("Net Assets") in a
                                diversified portfolio of equity investments in
                                mid-cap issuers with public stock market
                                capitalizations (based upon shares available for
                                trading on an unrestricted basis) within the range
                                of the market capitalization of companies
                                constituting the Russell Midcap(R) Value Index at the
                                time of investment. If the market capitalization of
                                a company held by the Fund moves outside this
                                range, the Fund may, but is not required to, sell
                                the securities. The capitalization range of the
                                Russell Midcap(R) Value Index is currently between
                                $276 million and $14.9 billion. Although the Fund
                                will invest primarily in publicly traded U.S.
                                securities, it may invest up to 25% of its Net
                                Assets in foreign securities, including securities
                                of issuers in emerging countries and securities
                                quoted in foreign currencies. The Fund may invest
                                in the aggregate up to 20% of its Net Assets in
                                companies with public stock market capitalizations
                                outside the range of companies constituting the
                                Russell Midcap(R) Value Index at the time of
                                investment and in fixed-income securities, such as
                                government, corporate and bank debt obligations.

-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                   The Fund seeks long-term growth of capital and         Goldman Sachs Asset Management, L.P.
VIT Structured                  dividend income. The Fund seeks this objective
U.S. Equity Fund(1)             through a broadly diversified portfolio of
                                large-cap and blue chip equity investments
                                representing all major sectors of the U.S. economy.
                                The Fund invests, under normal circumstances, at
                                least 90% of its total assets (not including
                                securities lending collateral and any investment of
                                that collateral) measured at time of purchase
                                ("Total Assets") in a dividend portfolio of equity
                                investments in U.S. issuers, including foreign
                                companies that are traded in the United States.
                                However, it is currently anticipated that, under
                                normal circumstances, the Fund will invest at least
                                95% of its net assets plus any borrowings for
                                investment purposes (measured at the time of
                                purchase) in such equity investments. The Fund's
                                investments are selected using both a variety of
                                quantitative techniques and fundamental research in
                                seeking to maximize the Fund's expected return,
                                while maintaining risk, style, capitalization and
                                industry characteristics similar to the S&P 500
                                Index. The Fund seeks a broad representation in
                                most major sectors of the U.S. economy and a
                                portfolio consisting of companies with average
                                long-term earnings growth expectations and dividend
                                yields. The Fund is not required to limit its
                                investments to securities in the S&P 500 Index. The
                                Fund's investments in fixed-income securities are
                                limited to securities that are considered cash
                                equivalents.

-------------------------------------------------------------------------------------------------------------------------------



24 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

-------------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series              Long-term growth of capital. Invests, under normal     Janus Capital
Global Technology               circumstances, at least 80% of its net assets in
Portfolio: Service Shares(1)    securities of companies that the portfolio manager
                                believes will benefit significantly from advances
                                or improvements in technology. It implements this
                                policy by investing primarily in equity securities
                                of U.S. and foreign companies selected for their
                                growth potential.

-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series              Long-term growth of capital. Invests, under normal     Janus Capital
International Growth            circumstances, at least 80% of its net assets in
Portfolio: Service Shares(1)    securities of issuers from at least five different
                                countries, excluding the United States. Although
                                the Portfolio intends to invest substantially all
                                of its assets in issuers located outside the United
                                States, it may at times invest in U.S. issuers and
                                under unusual circumstances, it may invest all of
                                its assets in fewer than five countries or even a
                                single country.

-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series              Long-term growth of capital in a manner consistent     Janus Capital
Large Cap Growth                with the preservation of capital. Invests under
Portfolio:Service Shares(3)     normal circumstances at least 80% of its net assets
                                in large-sized companies. Large-sized companies are
                                those whose market capitalization falls within the
                                range of companies in the Russell 1000(R) Index at
                                the time of purchase.

-------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement               Long-term capital appreciation. Invests primarily      Lazard Asset Management, LLC
International Equity            in equity securities, principally common stocks, of
Portfolio(1)                    relatively large non-U.S. companies with market
                                capitalizations in the range of the Morgan Stanley
                                Capital International (MSCI) Europe, Australia and
                                Far East (EAFE(R)) Index that the Investment Manager
                                believes are undervalued based on their earnings,
                                cash flow or asset values.

-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors                Long-term growth of capital and future income.         MFS Investment Management(R)
Growth Stock Series -           Invests at least 80% of its net assets in common
Service Class(1)                stocks and related securities of companies which
                                MFS(R) believes offer better than average prospects
                                for long-term growth.

-------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery            Capital appreciation. Invests at least 65% of its      MFS Investment Management(R)
Series - Service Class(1)       net assets in equity securities of emerging growth
                                companies.

-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -       Capital growth and current income. Invests primarily   MFS Investment Management(R)
Service Class(1)                in equity and debt securities of domestic and
                                foreign companies in the utilities industry.

-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global              Long-term capital appreciation. Invests mainly in      OppenheimerFunds, Inc.
Securities Fund/VA,             common stocks of U.S. and foreign issuers that are
Service Shares(2),(3)           "growth-type" companies, cyclical industries and
                                special situations that are considered to have
                                appreciation possibilities.

-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street         Seeks capital appreciation. Invests mainly in          OppenheimerFunds, Inc.
Small Cap Fund/VA,              common stocks of small-capitalization U.S.
Service Shares(2),(3)           companies that the fund's investment manager
                                believes have favorable business trends or
                                prospects.

-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic           High level of current income principally derived       OppenheimerFunds, Inc.
Bond Fund/VA,                   from interest on debt securities. Invests mainly in
Service Shares(2),(3)           three market sectors: debt securities of foreign
                                governments and companies, U.S. government
                                securities and lower-rated high yield securities of
                                U.S. and foreign companies.

-------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 25

-------------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset             Seeks maximum real return consistent with              Pacific Investment Management
Portfolio, Advisor              preservation of real capital and prudent investment    Company LLC
Share Class(3)                  management period. The Portfolio seeks to achieve
                                its investment objective by investing under normal
                                circumstances substantially all of its assets in
                                Institutional Class shares of the PIMCO Funds, an
                                affiliated open-end investment company, except the
                                All Asset and All Asset All Authority Funds
                                ("Underlying Funds"). Though it is anticipated that
                                the Portfolio will not currently invest in the
                                European StockPLUS(R) TR Strategy, Far East
                                (ex-Japan) StocksPLUS(R) TR Strategy, Japanese
                                StocksPLUS(R) TR Strategy, StocksPLUS(R)
                                Municipal-Backed and StocksPLUS(R) TR Short Strategy
                                Funds, the Portfolio may invest in these Funds in
                                the future, without shareholder approval, at the
                                discretion of the Portfolio's asset allocation
                                sub-adviser.

-------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income           Current income and long-term growth of capital from    Pioneer Investment Management, Inc.
VCT Portfolio -                 a portfolio consisting primarily of income
Class II Shares(1)              producing equity securities of U.S. corporations.
                                Normally, the portfolio invests at least 80% of its
                                total assets in income producing equity securities
                                of U.S. issuers. The income producing equity
                                securities in which the portfolio may invest
                                include common stocks, preferred stocks and
                                interests in real estate investment trusts (REITs).
                                The remainder of the portfolio may be invested in
                                debt securities, most of which are expected to be
                                convertible into common stocks. The portfolio may
                                invest up to 25% of its total assets in REITs.

-------------------------------------------------------------------------------------------------------------------------------
Pioneer International           Long-term capital growth. Normally, the portfolio      Pioneer Investment Management, Inc.
Value VCT Portfolio -           invests at least 80% of its total assets in equity
Class II Shares*(1)             securities of non-U.S. issuers. These issuers may
                                be located in both developed and emerging markets.
                                Under normal circumstances, the portfolio's assets
                                will be invested in securities of companies
                                domiciled in at least three different foreign
                                countries.

-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health                Seeks capital appreciation. The fund pursues its       Putnam Investment Management, LLC
Sciences Fund -                 goal by investing mainly in common stocks of
Class IB Shares(1)              companies in the health sciences industries, with a
                                focus on growth stocks. Under normal circumstances,
                                the fund invests at least 80% of its net assets in
                                securities of (a) companies that derive at least
                                50% of their assets, revenues or profits from the
                                pharmaceutical, health care services, applied
                                research and development and medical equipment and
                                supplies industries, or (b) companies Putnam
                                Management thinks have the potential for growth as
                                a result of their particular products, technology,
                                patents or other market advantages in the health
                                sciences industries.

-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International         Seeks capital appreciation. The fund pursues its       Putnam Investment Management, LLC
Equity Fund -                   goal by investing mainly in common stocks of
Class IB Shares(1)              companies outside the United States that Putnam
                                Management believes have favorable investment
                                potential. Under normal circumstances, the fund
                                invests at least 80% of its net assets in equity
                                investments.

-------------------------------------------------------------------------------------------------------------------------------



26 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

-------------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------

Putnam VT Vista Fund -          Seeks capital appreciation. The fund pursues its       Putnam Investment Management, LLC
Class IB Shares(1)              goal by investing mainly in common stocks of U.S.
                                companies, with a focus on growth stocks.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM)                 Maximum total investment return through a              RiverSource Investments
Variable Portfolio -            combination of capital growth and current income.
Balanced Fund(1)                Invests primarily in a combination of common and
                                preferred stocks, bonds and other debt securities.
                                Under normal market conditions, at least 50% of the
                                Fund's total assets are invested in common stocks
                                and no less than 25% of the Fund's total assets are
                                invested in debt securities. The Fund may invest up
                                to 25% of its total assets in foreign investments.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        Maximum current income consistent with liquidity       RiverSource Investments
Portfolio - Cash                and stability of principal. Invests primarily in
Management Fund(1)              money market instruments, such as marketable debt
                                obligations issued by corporations or the U.S.
                                government or its agencies, bank certificates of
                                deposit, bankers' acceptances, letters of credit,
                                and commercial paper, including asset-backed
                                commercial paper.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        High total return through current income and           RiverSource Investments
Portfolio - Core                capital appreciation. Under normal market
Bond Fund(2),(3)                conditions, the Fund invests at least 80% of its
                                net assets in bonds and other debt securities.
                                Although the Fund is not an index fund, it invests
                                primarily in securities like those included in the
                                Lehman Brothers Aggregate Bond Index ("the Index"),
                                which are investment grade and denominated in U.S.
                                dollars. The Index includes securities issued by
                                the U.S. government, corporate bonds, and mortgage-
                                and asset-backed securities. The Fund will not
                                invest in securities rated below investment grade,
                                although it may hold securities that have been
                                downgraded.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        High level of current income while attempting to       RiverSource Investments
Portfolio - Diversified         conserve the value of the investment and continuing
Bond Fund(1)                    a high level of income for the longest period of
                                time. Under normal market conditions, the Fund
                                invests at least 80% of its net assets in bonds and
                                other debt securities. At least 50% of the Fund's
                                net assets will be invested in securities like
                                those included in the Lehman Brothers Aggregate
                                Bond Index (Index), which are investment grade and
                                denominated in U.S. dollars. The Index includes
                                securities issued by the U.S. government, corporate
                                bonds, and mortgage- and asset-backed securities.
                                Although the Fund emphasizes high- and
                                medium-quality debt securities, it will assume some
                                credit risk to achieve higher yield and/or capital
                                appreciation by buying lower-quality (junk) bonds.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        High level of current income and, as a secondary       RiverSource Investments
Portfolio - Diversified         goal, steady growth of capital. Under normal market
Equity Income Fund(1)           conditions, the Fund invests at least 80% of its
                                net assets in dividend-paying common and preferred
                                stocks.


-------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 27

-------------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable        Long-term capital growth. The Fund's assets are        RiverSource Investments, adviser;
Portfolio - Emerging            primarily invested in equity securities of emerging    Threadneedle International Limited, an
Markets Fund(1)                 market companies. Under normal market conditions,      indirect wholly-owned subsidiary of
                                at least 80% of the Fund's net assets will be          Ameriprise Financial, subadviser.
                                invested in securities of companies that are
                                located in emerging market countries, or that earn
                                50% of more of their total revenues from goods and
                                services produced in emerging market countries or
                                from sales made in emerging market countries.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable            Long-term capital growth. The Fund's assets are        RiverSource Investments, LLC
Portfolio Fundamental           primarily invested in equity securities of U.S.
Value Fund(3)                   companies. Under normal market conditions, the
                                Fund's net assets will be invested primarily in
                                companies with market capitalizations of at least
                                $5 billion.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        High total return through income and growth of         RiverSource Investments
Portfolio - Global              capital. Non-diversified mutual fund that invests
Bond Fund(1)                    primarily in debt obligations of U.S. and foreign
                                issuers (which may include issuers located in
                                emerging markets). Under normal market conditions,
                                the Fund invests at least 80% of its net assets in
                                investment-grade corporate or government debt
                                obligations including money market instruments of
                                issuers located in at least three different
                                countries.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM)                 Total return that exceeds the rate of inflation        RiverSource Investments
Variable Portfolio -            over the long term. Non-diversified mutual fund
Global Inflation Protected      that, under normal market conditions, invests at
Securities Fund(2),(3)          least 80% of its net assets in inflation-protected
                                debt securities. These securities include
                                inflation-indexed bonds of varying maturities
                                issued by U.S. and foreign governments, their
                                agencies or instrumentalities, and corporations.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        Long-term capital growth. Invests primarily in         RiverSource Investments
Portfolio - Growth Fund(1)      common stocks and securities convertible into
                                common stocks that appear to offer growth
                                opportunities. These growth opportunities could
                                result from new management, market developments, or
                                technological superiority. The Fund may invest up
                                to 25% of its total assets in foreign investments.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        High current income, with capital growth as a          RiverSource Investments
Portfolio - High Yield          secondary objective. Under normal market
Bond Fund(1)                    conditions, the Fund invests at least 80% of its
                                net assets in high-yielding, high-risk corporate
                                bonds (junk bonds) issued by U.S. and foreign
                                companies and governments.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        High total return through current income and           RiverSource Investments
Portfolio - Income              capital appreciation. Under normal market
Opportunities Fund(2),(3)       conditions, invests primarily in income-producing
                                debt securities with an emphasis on the higher
                                rated segment of the high-yield (junk bond) market.
                                The Fund will purchase only securities rated B or
                                above, or unrated securities believed to be of the
                                same quality. If a security falls below a B rating,
                                the Fund may continue to hold the security.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        Capital appreciation. Invests primarily in equity      RiverSource Investments, adviser;
Portfolio - International       securities of foreign issuers that offer strong        Threadneedle International Limited, an
Opportunity Fund(1)             growth potential. The Fund may invest in developed     indirect wholly-owned subsidiary of
                                and in emerging markets.                               Ameriprise Financial, subadviser.

-------------------------------------------------------------------------------------------------------------------------------



28 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

-------------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable        Long-term growth of capital. Under normal market       RiverSource Investments
Portfolio - Large Cap           conditions, the Fund invests at least 80% of its
Equity Fund(1)                  net assets in equity securities of companies with
                                market capitalization greater than $5 billion at
                                the time of purchase. The Fund may also invest in
                                income-producing equity securities and preferred
                                stocks.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        Long-term growth of capital. Under normal market       RiverSource Investments
Portfolio - Large Cap           conditions, the Fund invests at least 80% of its
Value Fund(2),(3)               net assets in equity securities of companies with a
                                market capitalization greater than $5 billion. The
                                Fund may also invest in income-producing equity
                                securities and preferred stocks.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        Growth of capital. Under normal market conditions,     RiverSource Investments
Portfolio - Mid Cap             the Fund invests at least 80% of its net assets in
Growth Fund(1)                  equity securities of mid capitalization companies.
                                The investment manager defines mid-cap companies as
                                those whose market capitalization (number of shares
                                outstanding multiplied by the share price) falls
                                within the range of the Russell Mid Cap(R) Growth
                                Index.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        Long-term growth of capital. Under normal              RiverSource Investments
Portfolio - Mid Cap             circumstances, the Fund invests at least 80% of its
Value Fund(2),(3)               net assets (including the amount of any borrowings
                                for investment purposes) in equity securities of
                                medium-sized companies. Medium-sized companies are
                                those whose market capitalizations at the time of
                                purchase fall within the range of the Russell Mid
                                Cap(R) Value Index.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        Long-term capital appreciation. The Fund seeks to      RiverSource Investments
Portfolio - S&P 500             provide investment results that correspond to the
Index Fund(1)                   total return (the combination of appreciation and
                                income) of large capitalization stocks of U.S.
                                companies. The Fund invests in common stocks
                                included in the Standard & Poor's 500 Composite
                                Stock Price Index (S&P 500). The S&P 500 is made up
                                primarily of large capitalization companies that
                                represent a broad spectrum of the U.S. economy.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        Long-term growth of capital. Invests primarily in      RiverSource Investments, adviser; GAMCO
Portfolio - Select              common stocks, preferred stocks and securities         Investors, Inc., subadviser.
Value Fund(2),(3)               convertible into common stocks that are listed on a
                                nationally recognized securities exchange or traded
                                on the NASDAQ National Market System of the
                                National Association of Securities Dealers. The
                                Fund invests in mid-cap companies as well as
                                companies with larger and smaller market
                                capitalizations.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        A high level of current income and safety of           RiverSource Investments
Portfolio - Short Duration      principal consistent with an investment in U.S.
U.S. Government Fund(1)         government and government agency securities. Under
                                normal market conditions, at least 80% of the
                                Fund's net assets are invested in securities issued
                                or guaranteed as to principal and interest by the
                                U.S. government, its agencies or instrumentalities.

-------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 29

-------------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable        Long-term capital growth. Under normal market          RiverSource Investments, adviser;
Portfolio - Small Cap           conditions, at least 80% of the Fund's net assets      Kenwood Capital Management LLC,
Advantage Fund(1)               are invested in equity securities of companies with    subadviser.
                                market capitalization of up to $2 billion or that
                                fall within the range of the Russell 2000(R) Index
                                at the time of investment.

-------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable        Long-term capital appreciation. Invests primarily      RiverSource Investments, adviser; River
Portfolio - Small Cap           in equity securities. Under normal market              Road Asset Management, LLC, Donald Smith
Value Fund(1)                   conditions, at least 80% of the Fund's net assets      & Co., Inc., Franklin Portfolio
                                will be invested in small cap companies with market    Associates LLC and Barrow, Hanley,
                                capitalization, at the time of investment, of up to    Mewhinney & Strauss, Inc., subadvisers.
                                $2.5 billion or that fall within the range of the
                                Russell 2000(R) Value Index.

-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 Capital growth and income through investments in       Van Kampen Asset Management
Investment Trust                equity securities, including common stocks,
Comstock Portfolio,             preferred stocks and securities convertible into
Class II Shares(3)              common and preferred stocks.

-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global           Current income and capital appreciation. Invests       Morgan Stanley Investment Management
Real Estate Portfolio,          primarily in equity securities of companies in the     Inc., doing business as Van Kampen,
Class II Shares(3)              real estate industry located throughout the world,     adviser; Morgan Stanley Investment
                                including real estate operating companies, real        Management and Morgan Stanley Investment
                                estate investment trusts and foreign real estate       Management Company, sub-adviser
                                companies.

-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap          Long-term capital growth. Invests primarily in         Morgan Stanley Investment Management
Growth Portfolio,               growth-oriented equity securities of U.S. mid cap      Inc., doing business as Van Kampen.
Class II Shares(3)              companies and foreign companies, including emerging
                                market securities.

-------------------------------------------------------------------------------------------------------------------------------
Wanger International            Long-term growth of capital. Invests primarily in      Columbia Wanger Asset Management, L.P.
Small Cap(1)                    stocks of companies based outside the U.S. with
                                market capitalizations of less than $3 billion at
                                time of initial purchase.

-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller             Long-term growth of capital. Invests primarily in      Columbia Wanger Asset Management, L.P.
Companies(1)                    stocks of small- and medium-size U.S. companies
                                with market capitalizations of less than $5 billion
                                at time of initial purchase.

-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT        Long-term total return consistent with reasonable      Wells Fargo Funds Management, LLC,
Asset Allocation Fund(1)        risk. The Fund invests in equity and fixed income      adviser; Wells Capital Management
                                securities with an emphasis on equity securities.      Incorporated, subadviser.
                                The Fund does not select individual securities for
                                investment, rather, it buys substantially all of
                                the securities of various indexes to replicate such
                                indexes. The Fund invests the equity portion of its
                                assets in common stocks to replicate the S&P 500
                                Index, and invests the fixed income portion of its
                                assets in U.S. Treasury Bonds to replicate the
                                Lehman Brothers 20+ Treasury Index. We seek to
                                maintain a 95% or better performance correlation
                                with the respective indexes, before fees and
                                expenses, regardless of market conditions. The
                                Fund's "neutral" target allocation is 60% equity
                                securities and 40% fixed income securities.

-------------------------------------------------------------------------------------------------------------------------------



30 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME                       INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Advantage VT        Long-term capital appreciation. The Fund seeks         Wells Fargo Funds Management, LLC,
International Core Fund(1)      long-term capital appreciation by investing in         adviser; New Star Institutional Managers
                                principally in non-U.S. securities, with focus on      Limited, subadviser.
                                companies with strong growth potential that offer
                                relative values. These companies typically have
                                distinct competitive advantages, high or improving
                                returns on invested capital and a potential for
                                positive earnings surprises. The Fund may invest in
                                emerging markets.

-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT        Seeks long-term capital appreciation. We invest in     Wells Fargo Funds Management, LLC,
Opportunity Fund(1)             equity securities of medium-capitalization             adviser; Wells Capital Management
                                companies that we believe are under-priced yet,        Incorporated, subadviser.
                                have attractive growth prospects.

-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT        Long-term capital appreciation. Focus is on            Wells Fargo Funds Management, LLC,
Small Cap Growth Fund(1)        companies believed to have above-average growth        adviser; Wells Capital Management
                                potential or that may be involved in new or            Incorporated, subadviser.
                                innovative products, services and processes.
                                Invests principally in securities of companies with
                                market capitalizations equal to or lower than the
                                company with the largest market capitalization in
                                the Russell 2000 Index, which is considered a small
                                capitalization index that is expected to change
                                frequently.

-------------------------------------------------------------------------------------------------------------------------------

(1)   These funds are available under all policies.

(2) Before June 8, 2007, these funds were not available under prior policies. (See Appendix A.)

(3)   These funds are available under all policies effective June 8, 2007.


* On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.

PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 31

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 3% (4% for prior policies), independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 3% (4% for prior policies), although we may do so at our sole discretion. Rates higher than 3% (4% for prior policies) may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 3% (4% for prior policies) on any portion of policy value in the fixed account against which you have a policy loan outstanding. (See Appendix A.)

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION


Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

o     select a specified amount of insurance;

o     select a death benefit option;

o     designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts or enroll in the PN program.


INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.


32 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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


INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.


PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUM IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG options in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG options remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate any net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.


ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

o     interest credited; minus

o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

o any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o     additional net premiums allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders and partial surrender fees;

o     surrender charges; and/or

o     monthly deductions.

Accumulation unit values will fluctuate due to:

o     changes in underlying fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o     mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

o     premium payments;

o     loan requests and repayments;

o     surrender requests; and

o     transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase the policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the Minimum Initial Premium Period as shown in your policy under "Policy Data," if:

o on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

o the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial premium period is five years.


34 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

NO LAPSE GUARANTEES

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following two NLG options:

NO LAPSE GUARANTEE TO AGE 70 (NLG-70): This option guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 years, if later).

The NLG-70 will remain in effect as long as:

o     the sum of premiums paid; minus

o     partial surrenders; minus

o     outstanding indebtedness; equals or exceeds

o     the NLG-70 premiums due since the policy date.

The NLG-70 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG-70 in effect, the NLG-70 will terminate. Your policy will also lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-70 may be reinstated within two years of its termination if the policy is in force.

NO LAPSE GUARANTEE TO AGE 100 (NLG-100): This option guarantees the policy will not lapse before the insured's attained insurance age 100. The NLG-100 is not available when you add an OIR to your policy. This rule does not apply to prior policies. (See Appendix A.)

The NLG-100 will remain in effect as long as:

o     the sum of premiums paid; minus

o     partial surrenders; minus

o     outstanding indebtedness; equals or exceeds

o     the NLG-100 premiums due since the policy date.

The NLG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG-100 in effect, the NLG-100 will terminate. If you have paid the sufficient premiums, the NLG-70 will be in effect. If the NLG-70 and the NLG-100 are not in effect, your policy will lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-100 may be reinstated within two years of its termination if the policy is in force.

PLEASE NOTE: In Illinois, all references in this prospectus to NLG are deleted and replaced with DBG.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and neither of the NLGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o     a written request;

o     evidence satisfactory to us that the insured remains insurable;

o     payment of the premium we specify; and

o     payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated. The NLG options cannot be reinstated.

We have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 35

EXCHANGE RIGHT


During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.


A transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate(s) of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


We will not require evidence of insurability. We will require that:


1.    this policy is in force; and

2.    your request is in writing; and

3.    you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both the exchange policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.


NOTE TO CONNECTICUT RESIDENTS: In Connecticut, during the first 18 months after the policy is issued, in addition to the above, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.


PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the specified amount; or

o a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the policy value plus the specified amount; or

o     the percentage of policy value.

EXAMPLE                                         OPTION 1   OPTION 2
Specified amount                                $100,000   $100,000
Policy value                                    $  5,000   $  5,000
Death benefit                                   $100,000   $105,000
Policy value increases to                       $  8,000   $  8,000
Death benefit                                   $100,000   $108,000
Policy value decreases to                       $  3,000   $  3,000
Death benefit                                   $100,000   $103,000


36 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower. For this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the death benefit amount will be the greater of:

o     the policy value on the death benefit valuation date; or

o     the policy value at the insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

o Monthly deduction because the cost of insurance charges depends upon the specified amount.

o     Minimum initial premium.

o     Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

o Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

o     Charges for certain optional insurance benefits may increase.

o     The minimum initial premium and the NLG premiums will increase.

o     The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless any of the NLG options or the minimum initial premium period is in effect.

DECREASES: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

o     Only one decrease per policy year is allowed.

o We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

o After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

o In policy years 2-5, the specified amount remaining after the decrease may not be less than 75% of the initial specified amount.

o In policy years 6-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.

o In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

o In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

o The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 37

EXAMPLE

This example assumes an initial specified amount of $100,000. In policy year 6, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the specified amount after this decrease is $125,000, computed as follows:

   Maximum reduction in initial specified amount in policy year 10:   $100,000 x .50 = $ 50,000
   Maximum reduction in increase in specified amount during the
   fourth policy year of increase:                                    $100,000 x .25 =  +25,000
                                                                                       --------
   Maximum permitted reduction in current specified amount:                            $ 75,000
   Current specified amount before reduction:                                          $200,000
   Minus maximum permitted reduction in current specified amount:                       -75,000
                                                                                       --------
   Specified amount after reduction                                                    $125,000

A decrease in specified amount will affect your costs as follows:

o Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

o     Charges for certain optional insurance benefits may decrease.

o     The minimum initial premium and the NLG premiums will decrease.

o     The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

o     First from the portion due to the most recent increase;

o     Next from portions due to the next most recent increases successively;
      and

o     Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

CHARITABLE GIVING BENEFIT

Under VUL IV - ES only, if the policy's proceeds become payable upon death while the policy and this benefit are in force, we will pay a charitable gift amount to a charitable beneficiary you select.

The charitable gift amount equals 1% of the amount of the proceeds payable upon death up to a maximum of $100,000. We determine the charitable gift amount as of the date of the insured's death. We pay the charitable gift amount from our assets; it is not deducted from your policy's proceeds payable upon death.

The charitable beneficiary may be any organization described under Section 170(c) of the Code as an authorized recipient of charitable contributions. Generally, these are organizations exempt from federal income tax under
Section 501(c)(3) of the Code.

If the charitable beneficiary you have designated is not in existence or is no longer qualified at the time the charitable gift amount is payable, or if state or federal law prohibits us from paying the charitable giving benefit to the charitable beneficiary you have designated, you (or your estate representative if you are the insured) may name a new charitable beneficiary. If you have not designated a charitable beneficiary, or if you have withdrawn your charitable beneficiary and have not designated a new one, we will not pay the charitable giving benefit.

You may select the charitable beneficiary at any time and you may change the charitable beneficiary once each policy year by written request. The change will take effect on the monthly date following the date we approve the request. You may designate only one charitable beneficiary at a time.

You may not assign the charitable giving benefit. The charitable giving benefit will terminate on the earliest of:

o the monthly date on or next following receipt at our home office of your written request to terminate the benefit; or

o     the date your policy terminates.

This benefit may not be available in all states.


38 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

o     the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o     the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS


Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:


We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of the asset allocation, dollar-cost averaging and asset rebalancing programs described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under asset allocation, dollar-cost averaging and asset rebalancing programs described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


o Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


40 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o     For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o     For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

o     None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make transfers by mail or telephone. However, we reserve the right to limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or phone you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS


In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").

AUTOMATED TRANSFER POLICIES


o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)

o     You may make automated transfers by choosing a schedule we provide.


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

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS

                                                                           NUMBER
By investing an equal number                       AMOUNT  ACCUMULATION   OF UNITS
of dollars each month ...                MONTH    INVESTED  UNIT VALUE    PURCHASED
                                          Jan    $  100     $   20           5.00
you automatically buy                     Feb       100         18           5.56
more units when the                       Mar       100         17           5.88
per unit market price is low ... -->      Apr       100         15           6.67
                                          May       100         16           6.25
                                          June      100         18           5.56
and fewer units                           July      100         17           5.88
when the per unit                         Aug       100         19           5.26
market price is high.            -->      Sept      100         21           4.76
                                          Oct       100         20           5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program (available June 8, 2007)"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

ASSET REBALANCING


Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program (available June 8, 2007)").



42 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (AVAILABLE JUNE 8, 2007)

The PN Program allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.

You may elect to participate in the PN Program at any time at no additional charge. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. The PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at the time they enroll in the PN Program.

Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios.



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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


As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Portfolio Funds, we may have an incentive to identify RiverSource Variable Portfolio Funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables - Annual Operating Expenses of the Funds" and "The Variable Account and the Funds - The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.



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


Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by use. We reserve the right to limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to offer more or fewer model portfolios and to vary the allocation options and/or allocation percentages within those model portfolios. If permitted under applicable securities law, we reserve the right to substitute a fund of funds for your policy model portfolio. We also reserve the right to discontinue the PN Program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.

By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

POLICY LOANS


You may borrow against your policy by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request at our home office (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

o In Texas, 100% of the policy value in the fixed account plus 85% of the variable account value, minus a pro rata portion of surrender charges.

o     In Alabama, 100% of the policy value minus surrender charges.

o     In all other states, 90% of the policy value minus surrender charges.

o     For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest in the fixed account at the applicable guaranteed interest rate. (See "The Fixed Account.") A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause any of the NLG options or the minimum initial premium guarantee period to terminate.


46 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may take a partial surrender of any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by phone are limited to $100,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECT OF PARTIAL SURRENDERS

o A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

      1. First from the specified amount provided by the most recent increase;

      2.    Next from the next most recent increases successively;

      3.    Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

o If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail:
RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:
RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

2 BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (TOLL FREE)

TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

o     you surrender the policy; or

o     the insured dies.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS


During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.


OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o     the payment includes a premium payment check that has not cleared;

o     the NYSE is closed, except for normal holiday and weekend closings;

o     trading on the NYSE is restricted, according to SEC rules;

o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

o the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


48 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.


As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax.

DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test in Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

RIVERSOURCE LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and generally is not subject to federal income taxes. When the proceeds are paid on or after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

SOURCE OF PROCEEDS                            TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                               Amount received plus any indebtedness, minus your
                                              investment in the policy.(1) You will be taxed on any
                                              earnings generated in the policy -- earnings in policy
                                              cash value and earnings previously taken via existing
                                              loans. It could be the case that a policy with a
                                              relatively small existing cash value could have
                                              significant earnings that will be taxed upon surrender
                                              of the policy.

Lapse:                                        Any outstanding indebtedness minus your investment in
                                              the policy.(1) You will be taxed on any earnings
                                              generated in the policy -- earnings in policy cash
                                              value and earnings previously taken via existing
                                              loans. It could be the case that a policy with a
                                              relatively small existing cash value could have
                                              significant earnings that will be taxed upon lapse of
                                              the policy.

Partial surrenders:                           Generally, if the amount received is greater than
                                              your investment in the policy,(1) the amount in
                                              excess of your investment is taxable. However,
                                              during the first 15 policy years, a different
                                              amount may be taxable if the partial surrender results
                                              in or is necessitated by a reduction in benefits.


Policy loans and assignments and pledges:     None.(2)


MODIFIED ENDOWMENT CONTRACTS(3):

Full surrender:                               Amount received plus any indebtedness, minus your
                                              investment in the policy.(1)

Lapse:                                        Any outstanding indebtedness minus your investment in
                                              the policy.(1)

Partial surrenders:                           Lesser of:

                                              o   the amount received; or

                                              o   policy value minus your investment in the policy.(1)

Policy loans and assignments:                 Lesser of:

                                              o   the amount of the loan/assignment; or

                                              o   policy value minus your investment in the policy.(1)

PAYMENT OPTIONS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                   OPTION A FOR PRE-DEATH PROCEEDS: Taxed as full surrender
                                              (and may be subject to additional 10% penalty tax if
                                              modified endowment contracts). Interest taxed (and not
                                              subject to additional 10% penalty tax).

                                              OPTIONS B AND C FOR PRE-DEATH PROCEEDS: Portion of each
                                              payment taxed and portion considered a return on
                                              investment in the policy(1) and not taxed. Any
                                              outstanding indebtedness at the time the option is
                                              elected taxed as a partial surrender (and may be subject
                                              to additional 10% penalty tax if modified endowment
                                              contract). Payments made after the investment in the
                                              policy(1) is fully recovered are taxed. If the policy is
                                              a modified endowment contract, those payments may be
                                              subject to an additional 10% penalty tax.
------------------------------------------------------------------------------------------------------

(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).

(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.

(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.


50 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
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

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

o ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

o ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the first seven years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

o     the distribution occurs after the owner attains age 59 1/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 15, 1995, on certain policy loans only for key person insurance purchased by employers. Other significant limitations apply.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


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


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, and (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and
(v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.


On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.


EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about new requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI policy is any life insurance policy owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the policy and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.

The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance policy(ies). These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.


In Treasury Decision 9092 (T.D. 9092), the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements (Section 162 of the Code) or key-person plans.


MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.


I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner" (T.D. 9092).
Section 1.61-22(d) of the Code provides that the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.



52 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

Under Section 1.61-22(d)(2) of the Code, in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under Section 1.7872-15 of the Code, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if
(i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 and 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY

For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Discuss your situations with appropriate legal counsel.


TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.

DISTRIBUTION OF THE POLICY


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.


SALES OF THE POLICY

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the policy.

o The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS

o We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 95% (85% for VUL IV - ES prior policies) of the initial target premium when the policy is sold, plus 2.75% (3.5% and 2.5%, respectively, for VUL IV and VUL IV - ES prior policies) of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

o We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 53

o In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

      -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

      -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

      --    providing services to policy owners; and

      -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

o We pay the commissions and other compensation described above from our assets.

o     Our assets may include:

      -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

      -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

      -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

      -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

      -- fees and expenses we collect from policy owners, including surrender charges; and

      -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

o give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

o The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

o To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.


LEGAL PROCEEDINGS [TO BE UPDATED BY AMENDMENT]





54 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

POLICY ILLUSTRATIONS [TO BE UPDATED BY AMENDMENT]


The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS*

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o     Premium expense charges;

o     Cost of insurance charges;

o     Policy fees;

o     Mortality and expense risk charges; and

o     Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o     Current and guaranteed charges for the policies; and

o     Current and guaranteed charges for prior policies.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV and VUL IV - ES. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations are 1.05% of average daily net assets for the policies (1.04% of average daily net assets for prior policies. See Appendix A). Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSURED: The illustrations for VUL-IV assume the insured is a male, age 35, in our preferred nontobacco risk classification. The illustrations for VUL-IV ES assume the insured is a male, age 40, in our preferred nontobacco risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nontobacco risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations for VUL IV assume that a premium of $4,500 is paid in full at the beginning of each policy year. For prior policies, the illustrations for VUL IV assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV ES assume that a premium of $30,000 is paid in full at the beginning of each policy year. For prior policies, the illustration for VUL IV ES assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:


o     Premiums were not paid in full at the beginning of each policy year.

o     Premium amounts were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

* In prior policies, the "preferred nontobacco" risk classification was the "preferred nonsmoker" risk classification. (See Appendix A.)


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 55

VUL IV

ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $400,000                         MALE -- AGE 35                                    CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONTOBACCO                                  ANNUAL PREMIUM $4,500
---------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                        POLICY VALUE                     CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST       ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%         6%         12%          0%          6%          12%          0%         6%          12%
---------------------------------------------------------------------------------------------------------------------------------
  1      $     4,725   $400,000   $ 400,000  $   400,000   $ 3,559   $    3,795   $     4,031   $    --   $      191  $       427
  2            9,686    400,000     400,000      400,000     7,042        7,738         8,462     3,438        4,134        4,858
  3           14,896    400,000     400,000      400,000    10,441       11,824        13,323     6,837        8,220        9,719
  4           20,365    400,000     400,000      400,000    13,744       16,047        18,644    10,140       12,443       15,040
  5           26,109    400,000     400,000      400,000    16,978       20,437        24,499    13,374       16,833       20,895

  6           32,139    400,000     400,000      400,000    20,120       24,980        30,920    17,237       22,097       28,037
  7           38,471    400,000     400,000      400,000    23,196       29,704        37,988    21,034       27,542       35,825
  8           45,120    400,000     400,000      400,000    26,185       34,595        45,747    24,743       33,154       44,306
  9           52,101    400,000     400,000      400,000    29,133       39,706        54,315    28,412       38,986       53,594
 10           59,431    400,000     400,000      400,000    32,018       45,024        63,752    32,018       45,024       63,752

 15          101,959    400,000     400,000      400,000    46,531       76,616       130,026    46,531       76,616      130,026
 20          156,237    400,000     400,000      400,000    58,677      114,987       239,257    58,677      114,987      239,257
 25          225,511    400,000     400,000      565,087    67,214      161,578       421,707    67,214      161,578      421,707
 30          313,924    400,000     400,000      880,660    71,272      218,569       721,852    71,272      218,569      721,852
 35          426,763    400,000     400,000    1,407,409    67,176      288,844     1,213,284    67,176      288,844    1,213,284

 40          570,779    400,000     406,239    2,161,211    48,493      379,663     2,019,823    48,493      379,663    2,019,823
 45          754,583         --     521,736    3,518,328        --      496,892     3,350,788        --      496,892    3,350,788
 50          989,169         --     670,493    5,778,043        --      638,564     5,502,898        --      638,564    5,502,898
 55        1,288,567         --     846,093    9,376,729        --      805,803     8,930,218        --      805,803    8,930,218
 60        1,670,683         --   1,025,374   14,686,549        --    1,015,222    14,541,137        --    1,015,222   14,541,137
---------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


56 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFEIV - ESTATE SERIES - PROSPECTUS

VUL IV - ES

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                      MALE -- AGE 40                                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONTOBACCO                                    ANNUAL PREMIUM $30,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                         POLICY VALUE                  CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST       ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%         0%          6%           12%         0%          6%          12%          0%         6%           12%
-----------------------------------------------------------------------------------------------------------------------------------
  1      $    31,500  $2,000,000  $2,000,000  $  2,000,000  $ 25,026  $   26,641  $     28,259   $  4,186  $    5,801  $      7,419
  2           64,575   2,000,000   2,000,000     2,000,000    49,427      54,225        59,220     28,587      33,385        38,380
  3           99,304   2,000,000   2,000,000     2,000,000    73,220      82,795        93,167     52,380      61,955        72,327
  4          135,769   2,000,000   2,000,000     2,000,000    96,475     112,457       130,470     75,635      91,617       109,630
  5          174,057   2,000,000   2,000,000     2,000,000   119,150     143,204       171,420     98,310     122,364       150,580

  6          214,260   2,000,000   2,000,000     2,000,000   141,204     175,031       216,341    124,532     158,359       199,669
  7          256,473   2,000,000   2,000,000     2,000,000   162,599     207,937       265,599    150,095     195,433       253,095
  8          300,797   2,000,000   2,000,000     2,000,000   183,459     242,087       319,761    175,123     233,751       311,425
  9          347,337   2,000,000   2,000,000     2,000,000   203,852     277,592       379,394    199,684     273,424       375,226
 10          396,204   2,000,000   2,000,000     2,000,000   223,787     314,515       445,068    223,787     314,515       445,068

 15          679,725   2,000,000   2,000,000     2,000,000   324,334     535,562       910,673    324,334     535,562       910,673
 20        1,041,578   2,000,000   2,000,000     2,259,335   408,140     806,224     1,686,071    408,140     806,224     1,686,071
 25        1,503,404   2,000,000   2,000,000     3,634,699   468,713   1,141,806     2,979,262    468,713   1,141,806     2,979,262
 30        2,092,824   2,000,000   2,000,000     5,926,450   494,400   1,563,952     5,925,450    494,400   1,563,952     5,109,009
 35        2,845,090   2,000,000   2,260,520     9,226,549   460,164   2,112,635     8,622,943    460,164   2,112,635     8,622,943

 40        3,805,193   2,000,000   2,947,401    15,173,159   312,539   2,807,048    14,450,628    312,539   2,807,048    14,450,628
 45        5,030,555          --   3,836,339    25,133,804        --   3,653,656    23,936,956         --   3,653,656    23,936,956
 50        6,594,462          --   4,896,382    41,113,399        --   4,663,221    39,155,618         --   4,663,221    39,155,618
 55        8,590,447          --   5,989,624    64,848,257        --   5,930,321    64,176,492         --   5,930,321    64,176,492
 60       11,137,887          --   7,643,222   107,124,387        --   7,643,222   107,124,387         --   7,643,222   107,124,387
-----------------------------------------------------------------------------------------------------------------------------------
(1)   This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 57

VUL IV

ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $400,000                        MALE -- AGE 35                            GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONTOBACCO                            ANNUAL PREMIUM $4,500
---------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED            DEATH BENEFIT                       POLICY VALUE                  CASH SURRENDER VALUE
END OF   WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%         6%         12%         0%        6%          12%         0%        6%         12%
---------------------------------------------------------------------------------------------------------------------------
  1      $    4,725    $400,000   $400,000   $  400,000   $ 3,435   $  3,667   $    3,899   $    --   $     63   $      295
  2           9,686     400,000    400,000      400,000     6,773      7,452        8,160     3,169      3,848        4,556
  3          14,896     400,000    400,000      400,000    10,006     11,351       12,809     6,402      7,747        9,205
  4          20,365     400,000    400,000      400,000    13,125     15,356       17,874     9,521     11,752       14,270
  5          26,109     400,000    400,000      400,000    16,145     19,486       23,413    12,541     15,882       19,809

  6          32,139     400,000    400,000      400,000    19,044     23,723       29,451    16,161     20,840       26,568
  7          38,471     400,000    400,000      400,000    21,826     28,074       36,043    19,664     25,912       33,880
  8          45,120     400,000    400,000      400,000    24,495     32,545       43,248    23,053     31,104       41,806
  9          52,101     400,000    400,000      400,000    27,041     37,133       51,121    26,321     36,412       50,400
 10          59,431     400,000    400,000      400,000    29,458     41,833       59,725    29,458     41,833       59,725

 15         101,959     400,000    400,000      400,000    39,440     67,010      116,580    39,440     67,010      116,580
 20         156,237     400,000    400,000      400,000    44,955     94,541      206,935    44,955     94,541      206,935
 25         225,511     400,000    400,000      473,632    43,546    122,999      353,457    43,546    122,999      353,457
 30         313,924     400,000    400,000      715,583    30,786    150,012      586,544    30,786    150,012      586,544
 35         426,763          --    400,000    1,104,222        --    170,758      951,916        --    170,758      951,916

 40         570,779          --    400,000    1,635,256        --    175,379    1,528,277        --    175,379    1,528,277
 45         754,583          --    400,000    2,572,802        --    136,411    2,450,288        --    136,411    2,450,288
 50         989,169          --         --    4,061,761        --         --    3,868,344        --         --    3,868,344
 55       1,288,567          --         --    6,284,880        --         --    5,985,600        --         --    5,985,600
 60       1,670,683          --         --    9,424,323        --         --    9,331,013        --         --    9,331,013
---------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


58 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

VUL IV - ES

ILLUSTRATION
----------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                      MALE -- AGE 40                                   GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONTOBACCO                                  ANNUAL PREMIUM $30,000
----------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED              DEATH BENEFIT                         POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%          6%          12%         0%         6%          12%           0%         6%          12%
----------------------------------------------------------------------------------------------------------------------------------
  1      $    31,500   $2,000,000  $2,000,000  $ 2,000,000  $ 23,242  $   24,800  $     26,360   $  2,402  $    3,960  $     5,520
  2           64,575    2,000,000   2,000,000    2,000,000    45,738      50,308        55,070     24,898      29,468       34,230
  3           99,304    2,000,000   2,000,000    2,000,000    67,509      76,563        86,384     46,669      55,723       65,544
  4          135,769    2,000,000   2,000,000    2,000,000    88.518     103,551       120,524     67,678      82,711       99,684
  5          174,057    2,000,000   2,000,000    2,000,000   108,731     131,258       157,739     87,891     110,418      136,899

  6          214,260    2,000,000   2,000,000    2,000,000   128,116     159,672       198,311    111,444     143,000      181,639
  7          256,473    2,000,000   2,000,000    2,000,000   146,695     188,840       242,613    134,191     176,336      230,109
  8          300,797    2,000,000   2,000,000    2,000,000   164,438     218,757       291,007    156,102     210,421      282,671
  9          347,337    2,000,000   2,000,000    2,000,000   181,314     249,421       343,900    177,146     245,253      339,732
 10          396,204    2,000,000   2,000,000    2,000,000   197,295     280,835       401,751    197,295     280,835      401,751

 15          679,725    2,000,000   2,000,000    2,000,000   260,866     447,547       784,325    260,866     447,547      784,325
 20        1,041,578    2,000,000   2,000,000    2,000,000   288,568     626,319     1,398,654    288,568     626,319    1,398,654
 25        1,503,404    2,000,000   2,000,000    2,925,775   260,878     809,610     2,398,176    260,878     809,610    2,398,176
 30        2,092,824    2,000,000   2,000,000    4,601,467   135,285     983,398     3,966,782    135,285     983,398    3,966,782
 35        2,845,090           --   2,000,000    6,892,105        --   1,125,463     6,441,219         --   1,125,463    6,441,219

 40        3,805,193           --   2,000,000   10,918,627        --   1,183,856    10,398,693         --   1,183,956   10,398,693
 45        5,030,555           --   2,000,000   17,311,216        --   1,017,237    16,486,873         --   1,017,237   16,486,873
 50        6,594,462           --          --   26,858,431        --          --    25,579,458         --          --   25,579,458
 55        8,590,447           --          --   40,344,868        --          --    39,945,414         --          --   39,945,414
 60       11,137,887           --          --   64,669,925        --          --    64,669,925         --          --   64,669,925
----------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 59

VUL IV

ILLUSTRATION                                                                                             FOR PRIOR POLICIES.
----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $300,000                        MALE -- AGE 35                                CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONSMOKER                              ANNUAL PREMIUM $3,500
----------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                      POLICY VALUE                   CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST       ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%         0%          6%          12%         0%         6%          12%         0%       6%         12%
----------------------------------------------------------------------------------------------------------------------------
  1      $     3,675   $300,000   $300,000   $   300,000   $ 2,848   $   3,034  $     3,220   $   145  $    331  $       517
  2            7,534    300,000    300,000       300,000     5,644       6,195        6,769     2,941     3,492        4,066
  3           11,585    300,000    300,000       300,000     8,373       9,472       10,662     5,670     6,769        7,959
  4           15,840    300,000    300,000       300,000    11,027      12,860       14,927     8,324    10,157       12,224
  5           20,307    300,000    300,000       300,000    13,617      16,374       19,610    10,914    13,671       16,907

  6           24,997    300,000    300,000       300,000    16,143      20,020       24,755    13,981    17,857       22,592
  7           29,922    300,000    300,000       300,000    18,609      23,803       30,410    16,987    22,181       28,788
  8           35,093    300,000    300,000       300,000    20,997      27,713       36,611    19,916    26,632       35,530
  9           40,523    300,000    300,000       300,000    23,336      31,781       43,440    22,795    31,240       42,900
 10           46,224    300,000    300,000       300,000    25,609      35,998       50,948    25,609    35,998       50,948

 15           79,301    300,000    300,000       300,000    36,686      60,678      103,303    36,686    60,678      103,303
 20          121,517    300,000    300,000       300,000    45,712      90,447      189,520    45,712    90,447      189,520
 25          175,397    300,000    300,000       447,177    52,400     127,131      333,715    52,400   127,131      333,715
 30          244,163    300,000    300,000       696,512    55,695     172,247      570,912    55,695   172,247      570,912
 35          331,927    300,000    300,000     1,112,873    52,856     228,400      959,373    52,856   228,400      959,373

 40          443,939    300,000    322,565     1,708,918    39,040     301,462    1,597,120    39,040   301,462    1,597,120
 45          586,898    300,000    413,987     2,782,453     2,654     394,274    2,649,955     2,654   394,274    2,649,955
 50          769,354         --    531,727     4,569,946        --     506,407    4,352,329        --   506,407    4,352,329
 55        1,002,219         --    670,627     7,415,933        --     638,692    7,062,793        --   638,692    7,062,793
 60        1,299,420         --    812,483    11,616,424        --     804,439   11,501,410        --   804,439   11,501,410
----------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


60 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

VUL IV - ES

ILLUSTRATION                                                                                                    FOR PRIOR POLICIES.
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                      MALE -- AGE 40                                       CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONSMOKER                                    ANNUAL PREMIUM $25,000
-----------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                         POLICY VALUE                       CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST       ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%          6%          12%           0%          6%         12%           0%         6%         12%
-----------------------------------------------------------------------------------------------------------------------------------
   1     $    26,250   $2,000,000  $2,000,000  $ 2,000,000   $ 20,656  $    21,996  $    23,337   $     --  $    1,156  $     2,497
   2          53,813    2,000,000   2,000,000    2,000,000     40,765       44,736       48,872     19,925      23,896       28,032
   3          82,753    2,000,000   2,000,000    2,000,000     60,341       68,257       76,834     39,501      47,417       55,994
   4         113,141    2,000,000   2,000,000    2,000,000     79,452       92,654      107,537     58,612      71,814       86,697
   5         145,048    2,000,000   2,000,000    2,000,000     97,997      117,851      141,147     77,157      97,011      120,307

   6         178,550    2,000,000   2,000,000    2,000,000    115,936      143,832      177,913     99,264     127,160      161,241
   7         213,728    2,000,000   2,000,000    2,000,000    133,228      170,583      218,114    120,724     158,079      205,610
   8         250,664    2,000,000   2,000,000    2,000,000    150,001      198,255      262,229    141,665     189,919      253,893
   9         289,447    2,000,000   2,000,000    2,000,000    166,213      226,842      310,619    162,045     222,674      306,451
  10         330,170    2,000,000   2,000,000    2,000,000    181,932      256,445      363,792    181,932     256,445      363,792

  15         566,437    2,000,000   2,000,000    2,000,000    258,857      431,261      738,498    258,857     431,261      738,498
  20         867,981    2,000,000   2,000,000    2,000,000    318,195      640,661    1,359,348    318,195     640,661    1,359,348
  25       1,252,836    2,000,000   2,000,000    2,935,474    355,288      895,683    2,406,126    355,288     895,683    2,406,126
  30       1,744,020    2,000,000   2,000,000    4,792,465    354,529    1,205,056    4,131,435    354,529   1,205,056    4,131,435
  35       2,370,908    2,000,000   2,000,000    7,467,356    286,328    1,592,091    6,978,837    286,328   1,592,091    6,978,837

  40       3,170,994    2,000,000   2,216,683   12,288,022     85,949    2,111,127   11,702,878     85,949   2,111,127   11,702,878
  45       4,192,129           --   2,899,357   20,360,698         --    2,761,292   19,391,141         --   2,761,292   19,391,141
  50       5,495,385           --   3,712,977   33,303,274         --    3,536,168   31,717,403         --   3,536,168   31,717,403
  55       7,158,706           --   4,553,930   52,503,679         --    4,508,841   51,983,841         --   4,508,841   51,983,841
  60       9,281,573           --   5,825,907   86,815,945         --    5,825,907   86,815,945         --   5,825,907   86,815,945
-----------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 61

VUL IV

ILLUSTRATION                                                                                          FOR PRIOR POLICIES.
-------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $300,000                       MALE -- AGE 35                           GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONSMOKER                           ANNUAL PREMIUM $3,500
-------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED           DEATH BENEFIT                      POLICY VALUE                  CASH SURRENDER VALUE
END OF   WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%        6%         12%       0%          6%         12%          0%         6%        12%
-------------------------------------------------------------------------------------------------------------------------
  1      $    3,675    $300,000  $300,000   $  300,000   $ 2,671   $  2,851  $    3,032   $     --   $    148  $      329
  2           7,534     300,000   300,000      300,000     5,268      5,796       6,346      2,565      3,093       3,643
  3          11,585     300,000   300,000      300,000     7,785      8,830       9,964      5,082      6,127       7,261
  4          15,840     300,000   300,000      300,000    10,214     11,950      13,909      7,511      9,247      11,206
  5          20,307     300,000   300,000      300,000    12,568     15,168      18,223      9,865     12,465      15,520

  6          24,997     300,000   300,000      300,000    14,831     18,472      22,930     12,668     16,310      20,767
  7          29,922     300,000   300,000      300,000    17,004     21,868      28,070     15,383     20,246      26,448
  8          35,093     300,000   300,000      300,000    19,091     25,360      33,692     18,010     24,279      32,611
  9          40,523     300,000   300,000      300,000    21,086     28,946      39,838     20,546     28,405      39,297
 10          46,224     300,000   300,000      300,000    22,982     32,623      46,558     22,982     32,623      46,558

 15          79,301     300,000   300,000      300,000    30,875     52,387      91,044     30,875     52,387      91,044
 20         121,517     300,000   300,000      300,000    35,406     74,177     161,952     35,406     74,177     161,952
 25         175,397     300,000   300,000      371,072    34,757     97,055     276,920     34,757     97,055     276,920
 30         244,163     300,000   300,000      560,534    25,649    119,515     459,454     25,649    119,515     459,454
 35         331,927     300,000   300,000      865,028       983    138,556     745,714        983    138,556     745,714

 40         443,939          --   300,000    1,281,306        --    148,394   1,197,482         --    148,394   1,197,482
 45         586,898          --   300,000    2,016,530        --    133,457   1,920,505         --    133,457   1,920,505
 50         769,354          --   300,000    3,184,693        --     43,092   3,033,041         --     43,092   3,033,041
 55       1,002,219          --        --    4,929,691        --         --   4,694,944         --         --   4,694,944
 60       1,299,420          --        --    7,395,229        --         --   7,322,009         --         --   7,322,009
-------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


62 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

VUL IV - ES

ILLUSTRATION                                                                                                 FOR PRIOR POLICIES.
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                     MALE -- AGE 40                                   GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                PREFERRED NONSMOKER                                  ANNUAL PREMIUM $25,000
---------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                         POLICY VALUE                       CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST       ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%          6%          12%          0%        6%         12%          0%         6%          12%
---------------------------------------------------------------------------------------------------------------------------------
  1      $   26,250    $2,000,000  $2,000,000  $ 2,000,000   $ 18,576  $ 19,848  $    21,123   $     --   $     --   $       283
  2          53,813     2,000,000   2,000,000    2,000,000     36,486    40,191       44,055     15,646     19,351        23,215
  3          82,753     2,000,000   2,000,000    2,000,000     53,748    61,059       68,994     32,908     40,219        48,154
  4         113,141     2,000,000   2,000,000    2,000,000     70,322    82,422       96,095     49,482     61,582        75,255
  5         145,048     2,000,000   2,000,000    2,000,000     86,170   104,255      125,537     65,330     83,415       104,697

  6         178,550     2,000,000   2,000,000    2,000,000    101,255   126,532      157,520     84,583    109,860       140,848
  7         213,728     2,000,000   2,000,000    2,000,000    115,597   149,283      192,327    103,093    136,779       179,823
  8         250,664     2,000,000   2,000,000    2,000,000    129,161   172,487      230,217    120,825    164,151       221,881
  9         289,447     2,000,000   2,000,000    2,000,000    141,912   196,123      271,483    137,744    191,955       267,315
 10         330,170     2,000,000   2,000,000    2,000,000    153,815   220,172      316,457    153,815    220,172       316,457

 15         566,437     2,000,000   2,000,000    2,000,000    197,471   344,034      609,937    197,471    344,034       609,937
 20         867,981     2,000,000   2,000,000    2,000,000    205,136   466,085    1,070,053    205,136    466,085     1,070,053
 25       1,252,836     2,000,000   2,000,000    2,226,499    155,226   569,303    1,824,999    155,226    569,303     1,824,999
 30       1,744,020     2,000,000   2,000,000    3,518,933        908   617,780    3,033,563        908    617,780     3,033,563
 35       2,370,908            --   2,000,000    5,286,775         --   532,143    4,940,911         --    532,143     4,940,911

 40       3,170,994            --   2,000,000    8,392,244         --    81,784    7,992,614         --     81,784     7,992,614
 45       4,192,129            --          --   13,324,354         --        --   12,689,861         --         --    12,689,861
 50       5,495,385            --          --   20,694,445         --        --   19,708,996         --         --    19,708,996
 55       7,158,706            --          --   31,111,658         --        --   30,803,621         --         --    30,803,621
 60       9,281,573            --          --   49,904,181         --        --   49,904,181         --         --    49,904,181
--------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 63

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT VALUATION DATE: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.

FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.


INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.


INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit is paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the first five policy years when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. Each policy has the following two no lapse guarantee options:

o NO LAPSE GUARANTEE TO AGE 70 (NLG-70) guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 policy years, if later).

      NLG-70 PREMIUM: The premium required to keep the NLG-70 in effect. The NLG-70 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.

o NO LAPSE GUARANTEE TO AGE 100 (NLG-100) guarantees the policy will not lapse before the insured's attained insurance age 100.

      NLG-100 PREMIUM: The premium required to keep the NLG-100 in effect. The NLG-100 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.

The feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges. In addition to the two NLG's, see the discussion under "Minimum Initial Premium Payment Period" in the Key Terms above.


64 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PRIOR POLICIES: Policies purchased in a particular state or jurisdiction prior to the "Effective Date" of the revised policies in that state or jurisdiction as identified in Appendix A.

PROCEEDS: The amount payable under the policy as follows:

o Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

o Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the greater of:

      -- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

      -- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

o On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that we expect will have similar mortality experience.


RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS 65

APPENDIX A: POLICY AVAILABILITY BY JURISDICTION

We first offered the VUL IV and VUL IV - ES policies described in this prospectus (other than the prior policies) on the "Effective Date" shown below. In any jurisdiction where the Effective Date says "Not Available," please ask your sales representative if the policy has become available.

------------------------------------------------------------------------------------------------------------
EFFECTIVE DATE          APPROVAL BY STATE
------------------------------------------------------------------------------------------------------------
Aug. 30, 2005           Alabama, Arizona, Arkansas, California, Colorado, Connecticut, District of Columbia,
                        Hawaii, Idaho, Iowa, Kansas, Kentucky, Maine, Michigan, Minnesota, Mississippi,
                        Missouri, Nebraska, New Hampshire, New Mexico, North Dakota, Ohio, Oregon,
                        Pennsylvania, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington,
                        West Virginia, Wisconsin and Wyoming.
------------------------------------------------------------------------------------------------------------
Sept. 16, 2005          Alaska, Florida, Georgia, Indiana, Montana, Nevada, North Carolina and Oklahoma.
------------------------------------------------------------------------------------------------------------
Oct. 21, 2005           American Samoa, Delaware, Illinois, Louisiana and Rhode Island.
------------------------------------------------------------------------------------------------------------
Dec. 9, 2005            Maryland and South Carolina.
------------------------------------------------------------------------------------------------------------
May 1, 2006             New Jersey.
------------------------------------------------------------------------------------------------------------
Not available           Massachusetts.
------------------------------------------------------------------------------------------------------------


66 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV/
RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

RIVERSOURCE [LOGO] (SM)
        INSURANCE

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

    Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                      RiverSource Life Insurance Company
           70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                (800) 862-7919
                         riversource.com/lifeinsurance

 You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F Street, N.E., Washington, D.C. 20549.

                     Investment Company Act File #811-4298

            (C) 2007 Ameriprise Financial, Inc. All rights reserved.


S-6418 J (5/07)

                      STATEMENT OF ADDITIONAL INFORMATION

                                      FOR

                 RIVERSOURCE(SM) SINGLE PREMIUM VARIABLE LIFE
                             (RIVERSOURCE - SPVL)

           RIVERSOURCE SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE
                              (SUCCESSION SELECT)

                 RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE (VUL)

             RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE III (VUL III)

              RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV (VUL IV)

          RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES
                                 (VUL IV - ES)


                                 MAY 1, 2007

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            Website address: riversource.com/lifeinsurance


            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Variable Life Separate Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

TABLE OF CONTENTS

INFORMATION ABOUT RIVERSOURCE LIFE.......................................P.  3

Ownership................................................................p.  3

State Regulation.........................................................p.  3

Reports..................................................................p.  3

Rating Agencies..........................................................p.  3

PRINCIPAL UNDERWRITER....................................................P.  4

THE VARIABLE ACCOUNT.....................................................P.  4

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES...............P.  5

Additional Information on Payment Options for RiverSource - SPVL,
Succession Select, VUL, VUL III, VUL IV and VUL IV - ES..................p.  5

Additional Information on Underwriting for RiverSource - SPVL............p.  6


REVENUES RECEIVED DURING CALENDAR YEAR 2006..............................P. 11


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................P. 11

FINANCIAL INFORMATION


CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.



2 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

INFORMATION ABOUT RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP

We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:

A.M. Best                                                       www.ambest.com
Fitch                                                     www.fitchratings.com
Moody's                                               www.moodys.com/insurance
Standard & Poor's                                     www.standardandpoors.com

A.M. Best -- Rates insurance companies for their financial strength.
Fitch -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.
Standard & Poor's -- Rates insurance companies for their financial strength.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 3

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc.
(NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.

Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the policy. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2005: $96,912,450; 2004:
$57,026,951; and 2003: $39,181,124. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.

After Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the policy. For the period___________to___________, the aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account was: $______.


THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


4 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR RIVERSOURCE - SPVL, SUCCESSION SELECT, VUL, VUL III, VUL IV AND VUL IV - ES

RIVERSOURCE - SPVL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

             PAYMENT PERIOD               MONTHLY PAYMENT PER $1,000
                (YEARS)                      PLACED UNDER OPTION B
                   10                               $9.61
                   15                                6.87
                   20                                5.51
                   25                                4.71
                   30                                4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                                        LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
AGE        BEGINNING                5 YEARS                   10 YEARS                   15 YEARS
PAYEE       IN YEAR           MALE         FEMALE        MALE         FEMALE         MALE        FEMALE
 65          2005            $ 5.28         $4.68        $5.16         $4.63         $4.96        $4.54
             2010              5.19          4.61         5.08          4.57          4.90         4.49
             2015              5.11          4.55         5.01          4.51          4.84         4.43
             2020              5.03          4.49         4.94          4.45          4.78         4.39
             2025              4.95          4.43         4.87          4.40          4.73         4.34
             2030              4.88          4.38         4.81          4.35          4.68         4.30
 70          2005              6.15          5.37         5.88          5.26          5.49         5.07
             2010              6.03          5.28         5.79          5.18          5.42         5.00
             2015              5.92          5.19         5.70          5.10          5.36         4.94
             2020              5.81          5.10         5.61          5.03          5.30         4.88
             2025              5.71          5.03         5.53          4.96          5.24         4.83
             2030              5.61          4.95         5.45          4.89          5.18         4.77
 75          2005              7.30          6.36         6.74          6.09          6.01         5.67
             2010              7.14          6.23         6.63          5.99          5.95         5.60
             2015              6.99          6.10         6.52          5.89          5.90         5.54
             2020              6.84          5.99         6.42          5.79          5.84         5.47
             2025              6.71          5.88         6.32          5.71          5.78         5.41
             2030              6.58          5.78         6.23          5.62          5.73         5.35
 85          2005             10.68          9.65         8.52          8.14          6.73         6.64
             2010             10.45          9.41         8.44          8.04          6.72         6.62
             2015             10.22          9.19         8.36          7.93          6.70         6.59
             2020             10.00          8.98         8.27          7.83          6.68         6.57
             2025              9.79          8.78         8.19          7.74          6.67         6.54
             2030              9.60          8.59         8.11          7.64          6.65         6.52


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 5

ADDITIONAL INFORMATION ON UNDERWRITING FOR RIVERSOURCE - SPVL

For certain insurance ages, if the amount of the initial single premium does not exceed limits we establish, we may deem your answers to certain medical questions on the application to constitute satisfactory evidence of insurability of the person whose life you propose to insure. We call this process "simplified underwriting." If simplified underwriting is not available, either because of the insurance age of the proposed insured, or because the amount of the initial single premium exceeds our limits, full underwriting in accordance with our underwriting rules and procedures is required. Because we offer simplified underwriting under certain circumstances in connection with the policy, it is possible that the costs of insurance for this policy may be higher for a healthy insured than the cost of insurance rates under other policies we offer which require full underwriting.

SUCCESSION SELECT

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

             PAYMENT PERIOD               MONTHLY PAYMENT PER $1,000
                (YEARS)                     PLACED UNDER OPTION B
                   10                               $9.61
                   15                                6.87
                   20                                5.51
                   25                                4.71
                   30                                4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


6 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

OPTION C TABLE

                                        LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
AGE        BEGINNING               5 YEARS                    10 YEARS                   15 YEARS
PAYEE       IN YEAR           MALE         FEMALE        MALE         FEMALE         MALE        FEMALE
 65          2005           $  5.28         $4.68        $5.16         $4.63         $4.96        $4.54
             2010              5.19          4.61         5.08          4.57          4.90         4.49
             2015              5.11          4.55         5.01          4.51          4.84         4.43
             2020              5.03          4.49         4.94          4.45          4.78         4.39
             2025              4.95          4.43         4.87          4.40          4.73         4.34
             2030              4.88          4.38         4.81          4.35          4.68         4.30
 70          2005              6.15          5.37         5.88          5.26          5.49         5.07
             2010              6.03          5.28         5.79          5.18          5.42         5.00
             2015              5.92          5.19         5.70          5.10          5.36         4.94
             2020              5.81          5.10         5.61          5.03          5.30         4.88
             2025              5.71          5.03         5.53          4.96          5.24         4.83
             2030              5.61          4.95         5.45          4.89          5.18         4.77
 75          2005              7.30          6.36         6.74          6.09          6.01         5.67
             2010              7.14          6.23         6.63          5.99          5.95         5.60
             2015              6.99          6.10         6.52          5.89          5.90         5.54
             2020              6.84          5.99         6.42          5.79          5.84         5.47
             2025              6.71          5.88         6.32          5.71          5.78         5.41
             2030              6.58          5.78         6.23          5.62          5.73         5.35
 85          2005             10.68          9.65         8.52          8.14          6.73         6.64
             2010             10.45          9.41         8.44          8.04          6.72         6.62
             2015             10.22          9.19         8.36          7.93          6.70         6.59
             2020             10.00          8.98         8.27          7.83          6.68         6.57
             2025              9.79          8.78         8.19          7.74          6.67         6.54
             2030              9.60          8.59         8.11          7.64          6.65         6.52

VUL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

             PAYMENT PERIOD               MONTHLY PAYMENT PER $1,000
                (YEARS)                     PLACED UNDER OPTION B
                    5                              $18.32
                   10                               10.06
                   15                                7.34
                   20                                6.00
                   25                                5.22
                   30                                4.72

We will furnish monthly amounts for other payment periods at your request, without charge.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 7

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT
Before 1920                           0                   1945-1949                    6
1920-1924                             1                   1950-1959                    7
1925-1929                             2                   1960-1969                    8
1930-1934                             3                   1970-1979                    9
1935-1939                             4                   1980-1989                   10
1940-1944                             5                  After 1989                   11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-----------------------------------------------------------------------------------------------------
                                 10 YEARS                   15 YEARS                   20 YEARS
ADJUSTED AGE PAYEE          MALE         FEMALE        MALE         FEMALE         MALE        FEMALE
50                          $4.22         $3.89        $4.17         $3.86         $4.08        $3.82
55                           4.62          4.22         4.53          4.18          4.39         4.11
60                           5.14          4.66         4.96          4.57          5.71         4.44
65                           5.81          5.22         5.46          5.05          5.02         4.79
70                           6.61          5.96         5.96          5.60          5.27         5.12
75                           7.49          6.89         6.38          6.14          5.42         5.35

VUL III

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

             PAYMENT PERIOD               MONTHLY PAYMENT PER $1,000
                (YEARS)                     PLACED UNDER OPTION B
                   10                               $9.61
                   15                                6.87
                   20                                5.51
                   25                                4.71
                   30                                4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


8 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR                            CALENDAR YEAR
OF PAYEE'S BIRTH      ADJUSTMENT        OF PAYEE'S BIRTH         ADJUSTMENT
Before 1920               0                1945-1949                 6
1920-1924                 1                1950-1959                 7
1925-1929                 2                1960-1969                 8
1930-1934                 3                1970-1979                 9
1935-1939                 4                1980-1989                10
1940-1944                 5               After 1989                11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-----------------------------------------------------------------------------------------------------
                                 10 YEARS                   15 YEARS                    20 YEARS
ADJUSTED AGE PAYEE          MALE         FEMALE        MALE         FEMALE         MALE        FEMALE
50                          $4.22         $3.89        $4.17         $3.86         $4.08        $3.82
55                           4.62          4.22         4.53          4.18          4.39         4.11
60                           5.14          4.66         4.96          4.57          5.71         4.44
65                           5.81          5.22         5.46          5.05          5.02         4.79
70                           6.61          5.96         5.96          5.60          5.27         5.12
75                           7.49          6.89         6.38          6.14          5.42         5.35

VUL IV/VUL IV - ES

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

             PAYMENT PERIOD               MONTHLY PAYMENT PER $1,000
                (YEARS)                     PLACED UNDER OPTION B
                   10                               $9.61
                   15                                6.87
                   20                                5.51
                   25                                4.71
                   30                                4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 9

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE       BEGINNING               5 YEARS                    10 YEARS                   15 YEARS
PAYEE      IN YEAR           MALE         FEMALE        MALE         FEMALE         MALE        FEMALE
 65         2005            $ 5.28         $4.68        $5.16         $4.63         $4.96        $4.54
            2010              5.19          4.61         5.08          4.57          4.90         4.49
            2015              5.11          4.55         5.01          4.51          4.84         4.43
            2020              5.03          4.49         4.94          4.45          4.78         4.39
            2025              4.95          4.43         4.87          4.40          4.73         4.34
            2030              4.88          4.38         4.81          4.35          4.68         4.30
 70         2005              6.15          5.37         5.88          5.26          5.49         5.07
            2010              6.03          5.28         5.79          5.18          5.42         5.00
            2015              5.92          5.19         5.70          5.10          5.36         4.94
            2020              5.81          5.10         5.61          5.03          5.30         4.88
            2025              5.71          5.03         5.53          4.96          5.24         4.83
            2030              5.61          4.95         5.45          4.89          5.18         4.77
 75         2005              7.30          6.36         6.74          6.09          6.01         5.67
            2010              7.14          6.23         6.63          5.99          5.95         5.60
            2015              6.99          6.10         6.52          5.89          5.90         5.54
            2020              6.84          5.99         6.42          5.79          5.84         5.47
            2025              6.71          5.88         6.32          5.71          5.78         5.41
            2030              6.58          5.78         6.23          5.62          5.73         5.35
 85         2005             10.68          9.65         8.52          8.14          6.73         6.64
            2010             10.45          9.41         8.44          8.04          6.72         6.62
            2015             10.22          9.19         8.36          7.93          6.70         6.59
            2020             10.00          8.98         8.27          7.83          6.68         6.57
            2025              9.79          8.78         8.19          7.74          6.67         6.54
            2030              9.60          8.59         8.11          7.64          6.65         6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


10 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

REVENUES RECEIVED DURING CALENDAR YEAR 2006

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.

------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
Franklin(R) Templeton(R) Variable Insurance Products Trust
Liberty Variable Investment Trust / Wanger Advisors Trust
American Century(R) Variable Portfolios, Inc.
Goldman Sachs Variable Insurance Trust
AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
Putnam Variable Trust
MFS(R) Variable Insurance Trust(SM)
Credit Suisse Trust
Wells Fargo Advantage Variable Trust Funds
Janus Aspen Series
Evergreen Variable Annuity Trust
Oppenheimer Variable Account Funds
Third Avenue Variable Series Trust
Royce Capital Fund
Lazard Retirement Series, Inc.
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.
Pioneer Variable Contracts Trust
Calvert Variable Series, Inc.
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund
STI Classic Variable Trust
Premier VIT
Baron Capital Funds Trust
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, as stated in their report appearing herein.


FINANCIAL INFORMATION [to be updated by amendment]




RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 11

[INSERT FIN.txt HERE]

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 81 subaccounts dated August 30, 2005 filed electronically as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27 (File No. 333-69777) and is incorporated herein by reference.

(a)(6) Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for the IDS Life Insurance Company adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed as Exhibit (a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1 (File No. 333-69777) is incorporated herein by reference.

(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit 1.A. (5)(c) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(4)   Copy of Base Insured Rider (Term Insurance) filed electronically as
         Exhibit 1.A. (12) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(5) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(5) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(d)(6) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(6) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(d)(7) Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 27, (File No. 333-69777), is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant's Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3337, dated August 30, 2005 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(2) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3337 and dated April 1, 1990, between IDS Life Insurance Company and Reinsurer, effective January 24, 2006 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(3) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3007, dated November 25, 2003 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(5) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(6) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(7) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated November 25, 2002 filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(9) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit
         (g)(9) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(10) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(11) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 1321, dated August 30, 2005 filed electronically as Exhibit (g)(11) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(12) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 1321 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer effective January 24, 2006 filed electronically as Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(13) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(13) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(14) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 1103, dated November 25, 2002 filed electronically as Exhibit (g)(14) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(15) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 0094-4206, dated November 25, 2002 filed electronically as Exhibit (g)(15) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(16) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2004 filed electronically as Exhibit (g)(16) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 7449-1, dated November 25, 2002 filed electronically as Exhibit (g)(17) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(18) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit (g)(18) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(19) Redacted copy of Amendment Number 2 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002 between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit (g)(19) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(20) Redacted copy of Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g)(20) to Registrant's
         Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(21) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit
         (g)(21) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(22) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit
         (g)(22) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(23) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2006 filed electronically as Exhibit (g)(23) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(24) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(24) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(25) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 10401-00-00, dated August 30, 2005 filed electronically as Exhibit (g)(25) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(26) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 10401-00-00 and dated August 30, 2005 between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(26) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(27) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(27) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(28) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g)(28) to Registrant's
         Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(29) Redacted copy of Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(29) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(30) Redacted copy of the Second Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(30) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(31) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g)(31) to Registrant's
         Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(32) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(32) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(33) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 836301, dated August 30, 2005 filed electronically as Exhibit (g)(33) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(34) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(34) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(35) Redacted copy of the First Amendment to the Automatic YRT Agreement identified as Treaty 836301 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit
         (g)(35) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(36) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g)(36) to Registrant's
         Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(37) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(37) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(38) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit
         (g)(38) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(39) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3310-02, dated August 30, 2005 filed electronically as Exhibit (g)(39) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(40) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(40) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(41) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3310-02 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(41) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(2)   Not Applicable. Agreement deleted.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 and is incorporated by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(5) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as
         Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002 among Variable Insurance Products Funds, Fidelity Distributors Corporation and IDS Life Insurance Company filed electronically as Exhibit (h)(9) to Post-Effective Amendment No. 11 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance
         Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life
         Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(10) to Post-Effective Amendment No. 27 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(12) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as
         Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h) (15) to Post-Effective Amendment No. 28 333-69777 and is incorporated herein by reference.

(h)(16) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(18) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(19) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(20) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(21) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(22) Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(23) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
         Exhibit 27(h) (23) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(h)(24) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development to be filed by amendment.

(m)(1)   Calculations of Illustrations for VUL III to be filed by amendment.

(m)(2) Calculations of Illustrations for VUL IV/VUL IV-Estate Series to be filed by amendment.

(m)(3) Calculations of Illustrations for VUL IV/VUL IV-Estate Series 2005 Revisions to be filed by amendment.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL III to be filed by amendment.

(n)(2) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV-ES to be filed by amendment.

(o)      Not applicable.

(p)      Not applicable.

(q)(1) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated January 2, 2007 filed electronically as Exhibit (r)(1) to Registrant's Form N-6 with Post Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Company

Item 27. Directors and Officers of the Depositor (RiverSource Life Insurance
----------------------------------------------------------------------------
Company (previously IDS Life Insurance Company)
----------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30 Principal Underwriter RiverSource Life Insurance Company

Item 30.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBSRiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Timothy V. Bechtold                   Director

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer
                                           and Treasurer

     Martin T. Griffin                     President-Outside Distribution

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 30(c)

RiverSource Life Insurance Company, the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

  NAME OF         NET UNDERWRITING    COMPENSATION ON     BROKERAGE     COMPENSATION
 PRINCIPAL         DISCOUNTS AND        REDEMPTION       COMMISSIONS    ------------
UNDERWRITER         COMMISSIONS         ----------       -----------
-----------         -----------
RiverSource Life
Insurance
Company


Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Company at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of February, 2007.

                  RiverSource Variable Life Separate Account
                                  (Registrant)

                  By: RiverSource Life Insurance Company
                                  (Depositor)

                  By /s/  Timothy V. Bechtold*
                     ----------------------------------
                          Timothy V. Bechtold
                          President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of February, 2007.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Brian J. McGrane*                        Director, Executive Vice President
------------------------------------          and Chief Financial Officer
     Brian J. McGrane                         (Principal Financial Officer)

/s/  Kevin E. Palmer*                         Director, Vice President and
------------------------------------          Chief Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                     Director, Chairman of the Board
------------------------------------          and Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart*                        Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated Jan. 2, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference, by:

/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Assistant General Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 29
                    TO REGISTRATION STATEMENT NO. 333-69777

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

          Prospectus for:

          RiverSource(SM) Variable Universal Life IV/RiverSource(SM) Variable Universal Life IV-Estate Series.

Part B.

          Combined Statement of Additional Information for RiverSource(SM) Variable Universal Life IV/RiverSource(SM) Variable Universal Life IV-Estate Series and the Financial Statements for RiverSource Variable Life Separate Account.

Part C.

     Other Information.

     The signatures.

     Exhibits